UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22558

Brookfield Investment Funds

(Exact name of registrant as specified in charter)

Brookfield Place

225 Liberty Street, 35th Floor

New York, New York 10281

(Address of principal executive offices) (Zip code)

Brian F. Hurley, Esq.

Brookfield Investment Funds

Brookfield Place

225 Liberty Street, 35th Floor

New York, New York 10281

(Name and address of agent for service)

(855) 777-8001

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1. Reports to Stockholders.

(a)

Brookfield Global Listed Infrastructure Fund
Class A | BGLAX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Brookfield Global Listed Infrastructure Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://privatewealth.brookfield.com/fund/brookfield-global-listed-infrastructure-fund. You can also request this information by contacting us at 855-244-4859.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$65	1.25%
*	Annualized
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
For the six-month period ended June 30, 2026, the Fund generated a positive absolute return of 10.59% but underperformed its benchmark, the FTSE Global Core Infrastructure 50/50 Index, which returned 11.11% over the same period.
WHAT FACTORS INFLUENCED PERFORMANCE
Sector contributors to relative performance during the period included:

•
Ports: An overweight position in an outperforming independent terminal operator contributed to relative performance. The company reported positive Earnings Before Interest, Taxes, Depreciation and  Amortization (EBITDA), with management noting that performance was supported by recently added terminals and stable performance among existing assets.

•
Toll Roads: A combination of underweight exposure to the underperforming sector, along with positive security selection contributed to relative performance. The timing of select overweight positions contributed positively.

•	Data Centers: A non-index position contributed positively as data centers rebounded during the period.

Sector detractors from relative performance during the period included:

•
Airports: Overweight exposure to select global airports was the leading detractor from relative performance. The sector lagged the broader infrastructure universe amid lower passenger traffic from the Middle East conflict. The events in Mexico during February also pressured operators in the region.

•	Electricity Transmission & Distribution: Security selection among U.S. and Brazilian stocks in the sector detracted from relative returns.

•	Rail: Overweight positions in select underperforming Brazilian and Japanese rail operators detracted from relative performance during the period.

POSITIONING
The potential for earnings growth in the utility sector remained underpinned by grid investment tied to artificial intelligence compute demand, electrification, and industrial reshoring. U.S. power consumption forecasts continued to move higher, with commercial demand growth outpacing residential demand for the first time on record. Within communications infrastructure, while uncertainties persist around organic tower leasing trends, new investment opportunities emerged around AI-driven mobile data growth, 6G preparation and edge computing. Lastly, despite muted near-term performance for energy midstream, long-term fundamentals continued to strengthen across the sector. The U.S. has become the world’s largest liquefied natural gas (LNG) exporter and the primary source of new global gas supply growth, with the Gulf Coast as the epicenter of that build-out, while growing data center demand was durable new source of gas offtake.
Brookfield Global Listed Infrastructure Fund	PAGE 1	TSR-SAR-112740501

Top Contributors
↑	Ports
↑	Toll Roads

Top Detractors
↓	Global Airports
↓	U.S. and Brazilian Transmission & Distribution Utilities
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	15.14	7.58	6.04
Class A (with sales charge)	9.70	6.54	5.53
MSCI World Index	21.81	11.98	13.70
FTSE Global Core Infrastructure 50/50 Index	16.69	8.52	8.32
Dow Jones Brookfield Global Infrastructure Composite Index	13.19	8.39	7.00
Visit https://privatewealth.brookfield.com/fund/brookfield-global-listed-infrastructure-fund for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$122,695,376
Number of Portfolio Holdings	35
Portfolio Turnover	50%
Total Advisory Fees Paid	$392,299
Brookfield Global Listed Infrastructure Fund	PAGE 2	TSR-SAR-112740501

WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Holdings	(%)[1]
NextEra Energy, Inc.	7.1%
Union Pacific Corp.	5.6%
Williams Cos., Inc.	4.6%
Aena SME SA	4.4%
TC Energy Corp.	4.3%
Grupo Aeroportuario del Pacifico SAB de CV - Class B	4.2%
Sempra	3.9%
National Grid PLC	3.8%
CSX Corp.	3.8%
International Container Terminal Services, Inc.	3.5%
Geographic Breakdown (%)1
Sector Breakdown2
1	Represents percent of total investments.
2	Represents percent of total net assets.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code on page 1 or visit https://brookfield.onlineprospectus.net/Brookfield/funds.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brookfield Public Securities Group LLC documents not be householded, please contact Brookfield Public Securities Group LLC at 855-244-4859, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brookfield Public Securities Group LLC or your financial intermediary.
Brookfield Global Listed Infrastructure Fund	PAGE 3	TSR-SAR-112740501

Brookfield Global Listed Infrastructure Fund
Class C | BGLCX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Brookfield Global Listed Infrastructure Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://privatewealth.brookfield.com/fund/brookfield-global-listed-infrastructure-fund. You can also request this information by contacting us at 855-244-4859.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$104	2.00%
*	Annualized
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
For the six-month period ended June 30, 2026, the Fund generated a positive absolute return of 10.23% but underperformed its benchmark, the FTSE Global Core Infrastructure 50/50 Index, which returned 11.11% over the same period.
WHAT FACTORS INFLUENCED PERFORMANCE
Sector contributors to relative performance during the period included:

•
Ports: An overweight position in an outperforming independent terminal operator contributed to relative performance. The company reported positive Earnings Before Interest, Taxes, Depreciation and  Amortization (EBITDA), with management noting that performance was supported by recently added terminals and stable performance among existing assets.

•
Toll Roads: A combination of underweight exposure to the underperforming sector, along with positive security selection contributed to relative performance. The timing of select overweight positions contributed positively.

•	Data Centers: A non-index position contributed positively as data centers rebounded during the period.

Sector detractors from relative performance during the period included:

•
Airports: Overweight exposure to select global airports was the leading detractor from relative performance. The sector lagged the broader infrastructure universe amid lower passenger traffic from the Middle East conflict. The events in Mexico during February also pressured operators in the region.

•	Electricity Transmission & Distribution: Security selection among U.S. and Brazilian stocks in the sector detracted from relative returns.

•	Rail: Overweight positions in select underperforming Brazilian and Japanese rail operators detracted from relative performance during the period.

POSITIONING
The potential for earnings growth in the utility sector remained underpinned by grid investment tied to artificial intelligence compute demand, electrification, and industrial reshoring. U.S. power consumption forecasts continued to move higher, with commercial demand growth outpacing residential demand for the first time on record. Within communications infrastructure, while uncertainties persist around organic tower leasing trends, new investment opportunities emerged around AI-driven mobile data growth, 6G preparation and edge computing. Lastly, despite muted near-term performance for energy midstream, long-term fundamentals continued to strengthen across the sector. The U.S. has become the world’s largest liquefied natural gas (LNG) exporter and the primary source of new global gas supply growth, with the Gulf Coast as the epicenter of that build-out, while growing data center demand was durable new source of gas offtake.
Brookfield Global Listed Infrastructure Fund	PAGE 1	TSR-SAR-112740600

Top Contributors
↑	Ports
↑	Toll Roads

Top Detractors
↓	Global Airports
↓	U.S. and Brazilian Transmission & Distribution Utilities
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	14.30	6.78	5.25
Class C (with sales charge)	13.41	6.78	5.25
MSCI World Index	21.81	11.98	13.70
FTSE Global Core Infrastructure 50/50 Index	16.69	8.52	8.32
Dow Jones Brookfield Global Infrastructure Composite Index	13.19	8.39	7.00
Visit https://privatewealth.brookfield.com/fund/brookfield-global-listed-infrastructure-fund for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$122,695,376
Number of Portfolio Holdings	35
Portfolio Turnover	50%
Total Advisory Fees Paid	$392,299
Brookfield Global Listed Infrastructure Fund	PAGE 2	TSR-SAR-112740600

WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Holdings	(%)[1]
NextEra Energy, Inc.	7.1%
Union Pacific Corp.	5.6%
Williams Cos., Inc.	4.6%
Aena SME SA	4.4%
TC Energy Corp.	4.3%
Grupo Aeroportuario del Pacifico SAB de CV - Class B	4.2%
Sempra	3.9%
National Grid PLC	3.8%
CSX Corp.	3.8%
International Container Terminal Services, Inc.	3.5%
Geographic Breakdown (%)1
Sector Breakdown2
1	Represents percent of total investments.
2	Represents percent of total net assets.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code on page 1 or visit https://brookfield.onlineprospectus.net/Brookfield/funds.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brookfield Public Securities Group LLC documents not be householded, please contact Brookfield Public Securities Group LLC at 855-244-4859, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brookfield Public Securities Group LLC or your financial intermediary.
Brookfield Global Listed Infrastructure Fund	PAGE 3	TSR-SAR-112740600

Brookfield Global Listed Infrastructure Fund
Class I | BGLYX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Brookfield Global Listed Infrastructure Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://privatewealth.brookfield.com/fund/brookfield-global-listed-infrastructure-fund. You can also request this information by contacting us at 855-244-4859.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$52	1.00%
*	Annualized
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
For the six-month period ended June 30, 2026, the Fund generated a positive absolute return of 10.66% but underperformed its benchmark, the FTSE Global Core Infrastructure 50/50 Index, which returned 11.11% over the same period.
WHAT FACTORS INFLUENCED PERFORMANCE
Sector contributors to relative performance during the period included:

•
Ports: An overweight position in an outperforming independent terminal operator contributed to relative performance. The company reported positive Earnings Before Interest, Taxes, Depreciation and  Amortization (EBITDA), with management noting that performance was supported by recently added terminals and stable performance among existing assets.

•
Toll Roads: A combination of underweight exposure to the underperforming sector, along with positive security selection contributed to relative performance. The timing of select overweight positions contributed positively.

•	Data Centers: A non-index position contributed positively as data centers rebounded during the period.

Sector detractors from relative performance during the period included:

•
Airports: Overweight exposure to select global airports was the leading detractor from relative performance. The sector lagged the broader infrastructure universe amid lower passenger traffic from the Middle East conflict. The events in Mexico during February also pressured operators in the region.

•	Electricity Transmission & Distribution: Security selection among U.S. and Brazilian stocks in the sector detracted from relative returns.

•	Rail: Overweight positions in select underperforming Brazilian and Japanese rail operators detracted from relative performance during the period.

POSITIONING
The potential for earnings growth in the utility sector remained underpinned by grid investment tied to artificial intelligence compute demand, electrification, and industrial reshoring. U.S. power consumption forecasts continued to move higher, with commercial demand growth outpacing residential demand for the first time on record. Within communications infrastructure, while uncertainties persist around organic tower leasing trends, new investment opportunities emerged around AI-driven mobile data growth, 6G preparation and edge computing. Lastly, despite muted near-term performance for energy midstream, long-term fundamentals continued to strengthen across the sector. The U.S. has become the world’s largest liquefied natural gas (LNG) exporter and the primary source of new global gas supply growth, with the Gulf Coast as the epicenter of that build-out, while growing data center demand was durable new source of gas offtake.
Brookfield Global Listed Infrastructure Fund	PAGE 1	TSR-SAR-112740709

Top Contributors
↑	Ports
↑	Toll Roads

Top Detractors
↓	Global Airports
↓	U.S. and Brazilian Transmission & Distribution Utilities
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I	15.31	7.84	6.30
MSCI World Index	21.81	11.98	13.70
FTSE Global Core Infrastructure 50/50 Index	16.69	8.52	8.32
Dow Jones Brookfield Global Infrastructure Composite Index	13.19	8.39	7.00
Visit https://privatewealth.brookfield.com/fund/brookfield-global-listed-infrastructure-fund for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$122,695,376
Number of Portfolio Holdings	35
Portfolio Turnover	50%
Total Advisory Fees Paid	$392,299
Brookfield Global Listed Infrastructure Fund	PAGE 2	TSR-SAR-112740709

WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Holdings	(%)[1]
NextEra Energy, Inc.	7.1%
Union Pacific Corp.	5.6%
Williams Cos., Inc.	4.6%
Aena SME SA	4.4%
TC Energy Corp.	4.3%
Grupo Aeroportuario del Pacifico SAB de CV - Class B	4.2%
Sempra	3.9%
National Grid PLC	3.8%
CSX Corp.	3.8%
International Container Terminal Services, Inc.	3.5%
Geographic Breakdown (%)1
Sector Breakdown2
1	Represents percent of total investments.
2	Represents percent of total net assets.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code on page 1 or visit https://brookfield.onlineprospectus.net/Brookfield/funds.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brookfield Public Securities Group LLC documents not be householded, please contact Brookfield Public Securities Group LLC at 855-244-4859, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brookfield Public Securities Group LLC or your financial intermediary.
Brookfield Global Listed Infrastructure Fund	PAGE 3	TSR-SAR-112740709

Brookfield Global Listed Real Estate Fund
Class A | BLRAX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Brookfield Global Listed Real Estate Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://privatewealth.brookfield.com/fund/brookfield-global-listed-real-estate-fund. You can also request this information by contacting us at 855-244-4859.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$62	1.20%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$0
Number of Portfolio Holdings	0
Portfolio Turnover	44%
Total Advisory Fees Paid	$293,977
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Geographic Breakdown (%)1
Sector Breakdown2
1	Represents percent of total investments.
2	Represents percent of total net assets.
MATERIAL FUND CHANGES
This is a summary of certain changes to the Fund that occurred during the reporting period.
On March 5, 2026, the Board of Trustees approved a proposal to liquidate the Fund. The Fund liquidated on June 30, 2026.
Brookfield Global Listed Real Estate Fund	PAGE 1	TSR-SAR-112740105

For more complete information, you may review the Fund’s prospectus dated April 30, 2026, at https://privatewealth.brookfield.com/fund/brookfield-global-listed-real-estate-fund, or upon request at 855-244-4859.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code on page 1 or visit https://brookfield.onlineprospectus.net/Brookfield/funds.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brookfield Public Securities Group LLC documents not be householded, please contact Brookfield Public Securities Group LLC at 855-244-4859, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brookfield Public Securities Group LLC or your financial intermediary.
Brookfield Global Listed Real Estate Fund	PAGE 2	TSR-SAR-112740105

Brookfield Global Listed Real Estate Fund
Class C | BLRCX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Brookfield Global Listed Real Estate Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://privatewealth.brookfield.com/fund/brookfield-global-listed-real-estate-fund. You can also request this information by contacting us at 855-244-4859.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$101	1.95%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$0
Number of Portfolio Holdings	0
Portfolio Turnover	44%
Total Advisory Fees Paid	$293,977
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Geographic Breakdown (%)1
Sector Breakdown2
1	Represents percent of total investments.
2	Represents percent of total net assets.
MATERIAL FUND CHANGES
This is a summary of certain changes to the Fund that occurred during the reporting period.
On March 5, 2026, the Board of Trustees approved a proposal to liquidate the Fund. The Fund liquidated on June 30, 2026.
Brookfield Global Listed Real Estate Fund	PAGE 1	TSR-SAR-112740204

For more complete information, you may review the Fund’s prospectus dated April 30, 2026, at https://privatewealth.brookfield.com/fund/brookfield-global-listed-real-estate-fund, or upon request at 855-244-4859.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code on page 1 or visit https://brookfield.onlineprospectus.net/Brookfield/funds.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brookfield Public Securities Group LLC documents not be householded, please contact Brookfield Public Securities Group LLC at 855-244-4859, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brookfield Public Securities Group LLC or your financial intermediary.
Brookfield Global Listed Real Estate Fund	PAGE 2	TSR-SAR-112740204

Brookfield Global Listed Real Estate Fund
Class I | BLRYX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Brookfield Global Listed Real Estate Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://privatewealth.brookfield.com/fund/brookfield-global-listed-real-estate-fund. You can also request this information by contacting us at 855-244-4859.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$49	0.95%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$0
Number of Portfolio Holdings	0
Portfolio Turnover	44%
Total Advisory Fees Paid	$293,977
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Geographic Breakdown (%)1
Sector Breakdown2
1	Represents percent of total investments.
2	Represents percent of total net assets.
MATERIAL FUND CHANGES
This is a summary of certain changes to the Fund that occurred during the reporting period.
On March 5, 2026, the Board of Trustees approved a proposal to liquidate the Fund. The Fund liquidated on June 30, 2026.
Brookfield Global Listed Real Estate Fund	PAGE 1	TSR-SAR-112740303

For more complete information, you may review the Fund’s prospectus dated April 30, 2026, at https://privatewealth.brookfield.com/fund/brookfield-global-listed-real-estate-fund, or upon request at 855-244-4859.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code on page 1 or visit https://brookfield.onlineprospectus.net/Brookfield/funds.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brookfield Public Securities Group LLC documents not be householded, please contact Brookfield Public Securities Group LLC at 855-244-4859, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brookfield Public Securities Group LLC or your financial intermediary.
Brookfield Global Listed Real Estate Fund	PAGE 2	TSR-SAR-112740303

Brookfield Next Generation Infrastructure Fund
Class I | GRSIX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Brookfield Next Generation Infrastructure Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://privatewealth.brookfield.com/fund/brookfield-next-generation-infrastructure-fund. You can also request this information by contacting us at 855-244-4859.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$52	1.00%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$0
Number of Portfolio Holdings	0
Portfolio Turnover	63%
Total Advisory Fees Paid	$0
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Geographic Breakdown (%)1
Sector Breakdown2
1	Represents percent of total investments.
2	Represents percent of total net assets.
MATERIAL FUND CHANGES
This is a summary of certain changes to the Fund that occurred during the reporting period.
On March 5, 2026, the Board of Trustees approved a proposal to liquidate the Fund. The Fund liquidated on June 30, 2026.
Brookfield Next Generation Infrastructure Fund	PAGE 1	TSR-SAR-112740519

For more complete information, you may review the Fund’s prospectus dated April 30, 2026, at https://privatewealth.brookfield.com/fund/brookfield-next-generation-infrastructure-fund, or upon request at 855-244-4859.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code on page 1 or visit https://brookfield.onlineprospectus.net/Brookfield/funds.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brookfield Public Securities Group LLC documents not be householded, please contact Brookfield Public Securities Group LLC at 855-244-4859, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brookfield Public Securities Group LLC or your financial intermediary.
Brookfield Next Generation Infrastructure Fund	PAGE 2	TSR-SAR-112740519

Oaktree Emerging Markets Equity Fund
Class A | OEQAX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Oaktree Emerging Markets Equity Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://privatewealth.brookfield.com/fund/oaktree-emerging-markets-equity-fund. You can also request this information by contacting us at 855-244-4859.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$64	1.20%
*	Annualized
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
For the six-month period ended June 30, 2026, the Fund generated a positive absolute return of 13.72% but underperformed its benchmark, the MSCI Emerging Markets Net Total Return (USD) Index (“EM Index”), which returned 23.85%. The strength of the artificial intelligence (“AI”) investment cycle has resulted in an unprecedented concentration within the EM index, with a small group of AI beneficiaries driving the majority of benchmark returns. This, in turn, has created a challenging performance environment for diversified managers.
WHAT FACTORS INFLUENCED PERFORMANCE
By country, our underperformance during the period was mostly attributable to our overweight allocation to China and underweight exposure to Taiwan. Meanwhile, our underweight allocation to India had a positive impact on our performance. At the sector level, our underweight exposure to information technology detracted the most from our performance, followed by our overweight allocation to materials. Conversely, our selection among information technology contributed positively.
POSITIONING
Currently, our largest overweights by country are China and Chile, while Taiwan and India are our largest underweights. At the sector level, the portfolio is overweight industrials and materials, and underweight financials and information technology. We continue to emphasize businesses benefiting from favorable supply-demand dynamics, strong balance sheets, disciplined capital allocation, and improving earnings power.
PERFORMANCE
The Fund posted a strong absolute return for the reported period, but underperformed its benchmark, largely driven by our information technology underweight.

Top Contributors
↑	Information Technology Selection
↑	Health Care Selection
↑	India Underweight
↑	Financials Underweight
Oaktree Emerging Markets Equity Fund	PAGE 1	TSR-SAR-112740568

Top Detractors
↓	Information Technology Underweight
↓	Materials Overweight
↓	China Overweight
↓	Taiwan Underweight
↓	Korea Selection
↓	Industrials Selection
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (05/16/2022)
Class A (without sales charge)	38.61	13.85
Class A (with sales charge)	32.04	12.50
MSCI Emerging Markets Net Total Return (USD) Index	43.51	16.79
Visit https://privatewealth.brookfield.com/fund/oaktree-emerging-markets-equity-fund for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$376,114,084
Number of Portfolio Holdings	63
Portfolio Turnover	52%
Total Advisory Fees Paid	$1,257,557
Oaktree Emerging Markets Equity Fund	PAGE 2	TSR-SAR-112740568

WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Holdings	(%)[1]
Samsung Electronics Co. Ltd.	10.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	8.8%
SK Hynix, Inc.	5.7%
Anglogold Ashanti PLC	3.6%
Alibaba Group Holding Ltd.	3.4%
Contemporary Amperex Technology Co. Ltd. - Class H	3.2%
SK Square Co. Ltd.	2.7%
Barrick Mining Corp.	2.4%
WuXi AppTec Company Ltd.	2.2%
ASE Technology Holding Co. Ltd.	2.1%
Geographic Breakdown (%)1
1	Represents percent of total investments.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code on page 1 or visit https://brookfield.onlineprospectus.net/Brookfield/funds.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brookfield Public Securities Group LLC documents not be householded, please contact Brookfield Public Securities Group LLC at 855-244-4859, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brookfield Public Securities Group LLC or your financial intermediary.
Oaktree Emerging Markets Equity Fund	PAGE 3	TSR-SAR-112740568

Oaktree Emerging Markets Equity Fund
Class I | OEQIX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Oaktree Emerging Markets Equity Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://privatewealth.brookfield.com/fund/oaktree-emerging-markets-equity-fund. You can also request this information by contacting us at 855-244-4859.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$50	0.95%
*	Annualized
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
For the six-month period ended June 30, 2026, the Fund generated a positive absolute return of 13.77% but underperformed its benchmark, the MSCI Emerging Markets Net Total Return (USD) Index (“EM Index”), which returned 23.85%. The strength of the artificial intelligence (“AI”) investment cycle has resulted in an unprecedented concentration within the EM index, with a small group of AI beneficiaries driving the majority of benchmark returns. This, in turn, has created a challenging performance environment for diversified managers.
WHAT FACTORS INFLUENCED PERFORMANCE
By country, our underperformance during the period was mostly attributable to our overweight allocation to China and underweight exposure to Taiwan. Meanwhile, our underweight allocation to India had a positive impact on our performance. At the sector level, our underweight exposure to information technology detracted the most from our performance, followed by our overweight allocation to materials. Conversely, our selection among information technology contributed positively.
POSITIONING
Currently, our largest overweights by country are China and Chile, while Taiwan and India are our largest underweights. At the sector level, the portfolio is overweight industrials and materials, and underweight financials and information technology. We continue to emphasize businesses benefiting from favorable supply-demand dynamics, strong balance sheets, disciplined capital allocation, and improving earnings power.
PERFORMANCE
The Fund posted a strong absolute return for the reported period, but underperformed its benchmark, largely driven by our information technology underweight.

Top Contributors
↑	Information Technology Selection
↑	Health Care Selection
↑	India Underweight
↑	Financials Underweight
Oaktree Emerging Markets Equity Fund	PAGE 1	TSR-SAR-112740543

Top Detractors
↓	Information Technology Underweight
↓	Materials Overweight
↓	China Overweight
↓	Taiwan Underweight
↓	Korea Selection
↓	Industrials Selection
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (06/03/2021)
Class I	39.09	5.74	5.44
MSCI Emerging Markets Net Total Return (USD) Index	43.51	7.20	7.01
Visit https://privatewealth.brookfield.com/fund/oaktree-emerging-markets-equity-fund for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$376,114,084
Number of Portfolio Holdings	63
Portfolio Turnover	52%
Total Advisory Fees Paid	$1,257,557
Oaktree Emerging Markets Equity Fund	PAGE 2	TSR-SAR-112740543

WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Holdings	(%)[1]
Samsung Electronics Co. Ltd.	10.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	8.8%
SK Hynix, Inc.	5.7%
Anglogold Ashanti PLC	3.6%
Alibaba Group Holding Ltd.	3.4%
Contemporary Amperex Technology Co. Ltd. - Class H	3.2%
SK Square Co. Ltd.	2.7%
Barrick Mining Corp.	2.4%
WuXi AppTec Company Ltd.	2.2%
ASE Technology Holding Co. Ltd.	2.1%
Geographic Breakdown (%)1
1	Represents percent of total investments.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code on page 1 or visit https://brookfield.onlineprospectus.net/Brookfield/funds.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brookfield Public Securities Group LLC documents not be householded, please contact Brookfield Public Securities Group LLC at 855-244-4859, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brookfield Public Securities Group LLC or your financial intermediary.
Oaktree Emerging Markets Equity Fund	PAGE 3	TSR-SAR-112740543

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants that are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”)).

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7(a) of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Brookfield

FOR THE SIX MONTHS ENDED JUNE 30, 2026

Financial Statements and Other Important Information

Brookfield Global Listed Infrastructure Fund

Brookfield Global Listed Real Estate Fund

Brookfield Next Generation Infrastructure Fund

Oaktree Emerging Markets Equity Fund

BROOKFIELD GLOBAL LISTED INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS — 100.9%
Australia — 1.5%
Waste — 1.5%
Cleanaway Waste Management Ltd.	1,124,201	$1,830,260
Belgium — 1.9%
Electricity Transmission & Distribution — 1.9%
Elia Group SA/NV	14,909	2,374,088
Brazil — 4.1%
Electricity Transmission & Distribution — 2.7%
Equatorial SA	442,554	3,343,394
Rail — 1.4%
Rumo SA	640,983	1,663,827
Total Brazil		5,007,221
Canada — 4.4%
Midstream — 4.4%
TC Energy Corp.	81,536	5,399,514
France — 2.1%
Toll Roads — 2.1%
Getlink SE	120,772	2,567,181
Hong Kong — 2.1%
Water — 2.1%
Guangdong Investment Ltd.	2,551,704	2,528,309
Italy — 1.8%
Gas Utilities — 1.8%
Italgas SpA	194,183	2,248,680
Japan — 2.1%
Airports — 2.1%
Japan Airport Terminal Co. Ltd.	80,309	2,505,523
Mexico — 4.2%
Airports — 4.2%
Grupo Aeroportuario del Pacifico SAB de CV - Class B	204,903	5,177,792
Philippines — 3.5%
Ports — 3.5%
International Container Terminal Services, Inc.	295,588	4,301,157
Spain — 6.5%
Airports — 4.5%
Aena SME SA(a)	179,864	5,480,911
Towers — 2.0%
Cellnex Telecom SA(a)	84,563	2,528,059
Total Spain		8,008,970

The accompanying notes are an integral part of these financial statements.

1

BROOKFIELD GLOBAL LISTED INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
United Kingdom — 6.5%
Electricity Transmission & Distribution — 3.9%
National Grid PLC	289,317	$4,771,929
Integrated Utilities/Renewables — 2.6%
SSE PLC	99,615	3,213,840
Total United Kingdom		7,985,769
United States — 60.2%(b)
Data Centers — 2.1%
Equinix, Inc.	2,517	2,623,696
Electricity Transmission & Distribution — 9.5%
CenterPoint Energy, Inc.	76,358	3,362,806
PG&E Corp.	209,646	3,526,246
Sempra	51,940	4,815,357
		11,704,409
Gas Utilities — 5.5%
NiSource, Inc.	72,147	3,430,590
Southwest Gas Holdings, Inc.	37,985	3,368,510
		6,799,100
Integrated Utilities/Renewables — 20.3%
Alliant Energy Corp.	43,106	3,288,557
FirstEnergy Corp.	54,782	2,604,336
IDACORP, Inc.	14,072	2,129,094
NextEra Energy, Inc.	101,030	8,867,403
Pinnacle West Capital Corp.	26,242	2,807,894
Talen Energy Corp.(c)	2,841	1,091,683
Xcel Energy, Inc.	50,814	4,080,364
		24,869,331
Midstream — 10.3%
Cheniere Energy, Inc.	13,718	3,278,739
Targa Resources Corp.	13,127	3,519,874
Williams Cos., Inc.	77,706	5,776,664
		12,575,277
Rail — 9.5%
CSX Corp.	98,140	4,664,594
Union Pacific Corp.	25,533	6,944,976
		11,609,570
Towers — 3.0%
Crown Castle, Inc.	48,224	3,652,003
Total United States		73,833,386
TOTAL COMMON STOCKS (Cost $94,795,128)		123,767,850

The accompanying notes are an integral part of these financial statements.

2

BROOKFIELD GLOBAL LISTED INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS — 0.5%
MONEY MARKET FUNDS — 0.5%
First American Treasury Obligations Fund - Class X, 3.58%(d)	592,461	$592,461
TOTAL SHORT-TERM INVESTMENTS (Cost $592,461)		592,461
TOTAL INVESTMENTS — 101.4% (Cost $95,387,589)		$124,360,311
Liabilities in Excess of Other Assets — (1.4)%		(1,664,935)
TOTAL NET ASSETS — 100.0%		$122,695,376

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2026, the value of these securities total $8,008,970 or 6.5% of the Fund’s net assets.

(b)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(c)	Non-income producing security.
(d)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

3

OAKTREE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS — 97.0%
Argentina — 1.5%
YPF SA - ADR(a)	126,862	$5,768,415
Brazil — 5.1%
Embraer SA - ADR	30,856	1,968,613
Itau Unibanco Holding SA - ADR	837,353	6,841,174
PRIO SA/Brazil(a)	203,833	2,063,087
Rumo SA	553,333	1,436,310
WEG SA	375,031	3,407,919
XP, Inc. - Class A	219,319	3,566,127
		19,283,230
Chile — 3.2%
Barrick Mining Corp.	242,600	8,910,698
Capstone Copper Corp.(a)	342,099	3,143,890
		12,054,588
China — 24.6%
Alibaba Group Holding Ltd.	1,074,893	12,886,303
Aluminum Corp. of China Ltd.	3,910,943	4,782,264
Baidu, Inc. - Class A(a)	282,005	4,025,918
China Mengniu Dairy Co. Ltd.	1,689,010	3,469,681
China Resources Land Ltd.	980,419	3,766,579
Contemporary Amperex Technology Co. Ltd. - Class H	135,298	12,187,533
Eastroc Beverage Group Co. Ltd. - Class H	8,541	116,747
Hubei DOTI Micro Technology Co. Ltd. - Class A	72,147	2,850,625
Insilico Medicine Cayman TopCo(a)	560,020	2,848,007
Kuaishou Technology(b)	719,469	3,856,274
Sany Heavy Industry Co. Ltd. - Class H	945,728	2,243,087
Sieyuan Electric Co. Ltd. - Class A	126,290	3,232,563
Sungrow Power Supply Co. Ltd. - Class A	82,071	1,925,606
Techtronic Industries Co. Ltd.	253,671	4,221,480
Weichai Power Company Ltd.	790,326	3,466,831
WuXi AppTec Company Ltd.(b)	430,919	8,482,871
Wuxi Lead Intelligent Equipment Co. Ltd. - Class A	223,943	1,351,506
Wuxi Lead Intelligent Equipment Co. Ltd. - Class H	299,566	1,288,071
Zhongji Innolight Co. Ltd. - Class A	36,545	6,958,598
Zijin Gold International Co. Ltd.	188,160	2,150,277
Zijin Mining Group Co. Ltd.	1,822,849	6,445,591
		92,556,412
Greece — 2.0%
Alpha Bank SA	1,619,556	7,330,676
Hungary — 0.4%
OTP Bank Nyrt	10,276	1,517,827

The accompanying notes are an integral part of these financial statements.

4

OAKTREE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
India — 6.8%
Bajaj Finance Ltd.	384,531	$4,089,711
GMR Airports Ltd.(a)	2,603,921	3,088,347
Hindustan Zinc Ltd.	533,154	3,012,093
JSW Infrastructure Ltd.	740,331	2,526,161
Lodha Developers Ltd.(b)	412,932	4,176,336
MakeMyTrip Ltd.(a)	67,547	3,599,580
Shriram Finance Ltd.(a)	450,970	4,975,692
		25,467,920
Indonesia — 2.5%
Freeport-McMoRan, Inc.	82,395	5,181,822
Sea Ltd. - ADR(a)	42,230	4,046,901
		9,228,723
Mexico — 1.8%
Fresnillo PLC	137,175	4,995,555
Ternium SA - ADR	41,886	1,788,532
		6,784,087
Russia — 0.0%(c)
Sberbank of Russia PJSC - ADR(a)(d)	39,273	0
South Africa — 3.6%
Anglogold Ashanti PLC	168,575	13,636,032
South Korea — 25.3%(e)
Hana Financial Group, Inc.	65,555	4,896,565
HD Hyundai Electric Co. Ltd.	7,683	4,928,500
Hyundai Engineering & Construction Co. Ltd.	38,713	2,900,119
L&C Bio Co. Ltd.	76,044	4,476,596
Samsung Electronics Co. Ltd.	170,023	37,727,635
Samsung Heavy Industries Co. Ltd.(a)	220,642	3,355,759
Shinsegae, Inc.	8,029	3,957,957
SK Hynix, Inc.	12,223	21,568,492
SK Square Co. Ltd.	8,993	10,169,829
Sung Kwang Bend Co. Ltd.	60,300	1,094,465
		95,075,917
Taiwan — 20.2%
ASE Technology Holding Co. Ltd.	362,367	8,086,784
Co-Tech Development Corp.	194,434	3,760,289
Delta Electronics, Inc.	113,664	7,138,530
Elite Material Co. Ltd.	31,869	5,509,529
Hon Hai Precision Industry Co. Ltd.	826,564	6,595,726
MediaTek, Inc.	55,339	7,540,754

The accompanying notes are an integral part of these financial statements.

5

OAKTREE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Taiwan — (Continued)
Taiwan Semiconductor Manufacturing Co. Ltd.	420,241	$33,152,931
Winbond Electronics Corp.	619,772	4,163,876
		75,948,419
TOTAL COMMON STOCKS (Cost $234,497,198)		364,652,246
TOTAL INVESTMENTS — 97.0% (Cost $234,497,198)		$364,652,246
Other Assets in Excess of Liabilities — 3.0%		11,461,838
TOTAL NET ASSETS — 100.0%		$376,114,084

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PJSC - Public Joint Stock Company
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2026, the value of these securities total $16,515,481 or 4.4% of the Fund’s net assets.

(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of June 30, 2026.

(e)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

The accompanying notes are an integral part of these financial statements.

6

BROOKFIELD INVESTMENT FUNDS
Statements of Assets and Liabilities
June 30, 2026 (Unaudited)

	Infrastructure Fund	Global Real Estate Fund(1)	Next Generation Fund(1)	Emerging Markets Fund(2)
Assets:
Investments in securities, at value (Note 2)	$124,360,311	$—	$—	$364,652,246
Cash	—	74,029,763	14,825,830	9,706,125
Foreign currency, at value (Cost $–, $23,208, $394,374 and $2,902,619)	—	22,885	394,306	2,901,471
Receivable for investments sold	872,144	—	—	232,321
Dividends and interest receivable	408,296	175,157	53,427	1,198,886
Net receivable from Advisor (Note 3)	—	—	36,701	—
Receivable for fund shares sold	6,503	—	—	233
Prepaid expenses	26,518	—	—	54,816
Total assets	125,673,772	74,227,805	15,310,264	378,746,098
Liabilities:
Payable for fund shares purchased	2,667,345	74,017,698	15,221,494	42,830
Distribution fees payable	124,227	75,006	—	1,403
Investment advisory fees payable, net (Note 3)	65,977	942	—	230,124
Payable for investments purchased	—	—	—	1,923,601
Deferred foreign capital gains taxes	—	—	—	287,057
Accrued expenses	120,847	134,159	88,770	146,999
Total liabilities	2,978,396	74,227,805	15,310,264	2,632,014
Net Assets	$122,695,376	$—	$—	$376,114,084
Composition of Net Assets:
Paid-in capital	82,212,398	95,552,836	(8,444)	259,059,294
Accumulated gains	40,482,978	(95,552,836)	8,444	117,054,790
Net assets applicable to capital shares outstanding	$122,695,376	$—	$—	$376,114,084
Total investments at cost	$95,387,589	$—	$—	$234,497,198
Net Assets
Class A Shares - Net Assets	$3,961,450	$—	$—	$7,161,063
Shares outstanding	312,507	—	—	608,460
Net asset value and redemption price per share	$12.68	$—	$—	$11.77
Offering price per share based on a maximum sales charge of 4.75%	$13.31	$—	$—	$12.36
Class C Shares - Net Assets	$568,605	$—	$—	$—
Shares outstanding	45,467	—	—	—
Net asset value and redemption price per share	$12.51	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

7

BROOKFIELD INVESTMENT FUNDS
Statements of Assets and Liabilities
June 30, 2026 (Unaudited)(Continued)

	Infrastructure Fund	Global Real Estate Fund(1)	Next Generation Fund(1)	Emerging Markets Fund(2)
Class I Shares - Net Assets	$118,165,321	$—	$—	$368,953,021
Shares outstanding	9,352,294	—	—	31,454,929
Net asset value and redemption price per share	$12.63	$—	$—	$11.73

(1)	The Global Real Estate Fund and the Next Generation Fund liquidated at the close of business on June 30, 2026.
(2)	Currently, the Emerging Markets Fund is only publicly offering Class A and Class I shares to investors.
The accompanying notes are an integral part of these financial statements.

8

BROOKFIELD INVESTMENT FUNDS
Statements of Operations
For the Six Months Ended June 30, 2026 (Unaudited)

	Infrastructure Fund	Global Real Estate Fund	Next Generation Fund	Emerging Markets Fund
Investment Income:
Dividends and distributions (net of foreign withholding tax of $121,336, $275,649, $42,568 and $408,157)	$1,793,402	$1,945,478	$255,696	$3,378,247
Return of capital on distributions	(17,191)	(72,618)	(51,117)	—
Total investment income	1,776,211	1,872,860	204,579	3,378,247
Expenses:
Investment advisory fees (Note 3)	537,556	450,802	104,116	1,552,827
Distribution fees - Class A	5,110	5,425	—	8,627
Distribution fees - Class C	3,425	965	—	—
Fund accounting and sub-administration fees	58,238	67,844	29,476	79,208
Transfer agent fees	40,784	51,578	5,992	73,709
Registration fees	27,903	38,967	51,913	30,853
Trustees’ fees	24,859	23,752	18,756	34,997
Audit and tax services	24,583	12,451	12,452	25,972
Custodian fees	19,335	10,317	4,904	82,878
Miscellaneous	17,701	16,991	18,909	22,029
Legal fees	10,387	21,675	20,498	15,330
Insurance	8,094	8,518	3,043	5,483
Reports to shareholders	7,756	17,547	7,831	8,949
Interest Expense	480	1,267	568	2,130
Total operating expenses	786,211	728,099	278,458	1,942,992
Less expenses waived by the investment adviser (Note 3)	(145,257)	(156,825)	(156,079)	(295,270)
Net expenses	640,954	571,274	122,379	1,647,722
Net investment income	1,135,257	1,301,586	82,200	1,730,525
Net realized gain (loss) on:
Investments	9,590,176	24,901,109	6,584,518	14,809,606
Foreign currency transactions	(31,329)	(17,329)	(3,906)	(253,992)
Net realized gain	9,558,847	24,883,780	6,580,612	14,555,614
Net change in unrealized appreciation/ depreciation on:
Investments	2,181,715	(15,216,216)	(4,172,886)	27,268,200
Foreign currency	—	—	—	(1,148)
Foreign currency translations	(9,868)	(11,074)	(2,944)	6,764
Deferred foreign capital gains tax	—	—	—	142,492
Net change in unrealized appreciation (depreciation)	2,171,847	(15,227,290)	(4,175,830)	27,416,308
Net realized and unrealized gain	11,730,694	9,656,940	2,404,782	41,971,922
Net increase in net assets resulting from operations	$12,865,951	$10,958,076	$2,486,982	$43,702,447

The accompanying notes are an integral part of these financial statements.

9

BROOKFIELD INVESTMENT FUNDS
STatements of Changes in Net Assets

	Infrastructure Fund		Global Real Estate Fund
	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$1,135,257	$3,401,324	$1,301,586	$2,668,295
Net realized gain	9,558,847	36,101,921	24,883,780	4,152,463
Net change in unrealized appreciation (depreciation)	2,171,847	(16,329,614)	(15,227,290)	3,322,076
Net increase in net assets resulting from operations	12,865,951	23,173,631	10,958,076	10,142,834
Distributions to Shareholders:
From distributable earnings:
Class A shares	(46,759)	(1,082,839)	(58,274)	(86,627)
Class C shares	(2,022)	(182,614)	—	(5,967)
Class I shares	(1,992,094)	(31,030,956)	(1,954,974)	(3,296,349)
Total distributions to shareholders	(2,040,875)	(32,296,409)	(2,013,248)	(3,388,943)
Capital Share Transactions (Note 5):
Subscriptions	10,077,717	46,978,535	714,298	9,355,989
Reinvestment of distributions	1,227,218	19,440,544	1,957,410	2,980,430
Redemptions	(13,768,034)	(302,641,935)	(128,959,929)	(55,600,017)
Net decrease in net assets from capital share transactions	(2,463,099)	(236,222,856)	(126,288,221)	(43,263,598)
Total increase (decrease) in net assets	8,361,977	(245,345,634)	(117,343,393)	(36,509,707)
Net Assets:
Beginning of period	114,333,399	359,679,033	117,343,393	153,853,100
End of period	$122,695,376	$114,333,399	$—	$117,343,393

The accompanying notes are an integral part of these financial statements.

10

BROOKFIELD INVESTMENT FUNDS
Statements of Changes in Net Assets

	Next Generation Fund		Emerging Markets Fund
	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025
Increase in Net Assets Resulting from Operations:
Net investment income	$82,200	$766,975	$1,730,525	$3,795,343
Net realized gain	6,580,612	8,386,338	14,555,614	10,404,628
Net change in unrealized appreciation (depreciation)	(4,175,830)	4,107,844	27,416,308	86,687,557
Net increase in net assets resulting from operations	2,486,982	13,261,157	43,702,447	100,887,528
Distributions to Shareholders:
From distributable earnings:
Class A shares	—	—	—	(101,508)
Class I shares	(7,401,660)	(5,182,220)	—	(5,816,710)
Total distributions to shareholders	(7,401,660)	(5,182,220)	—	(5,918,218)
Capital Share Transactions (Note 5):
Subscriptions	13,500	917,537	56,954,277	31,500,706
Reinvestment of distributions	305,964	5,049,517	—	5,778,669
Redemptions	(20,038,445)	(43,453,023)	(26,294,081)	(54,712,491)
Net increase (decrease) in net assets from capital share transactions	(19,718,981)	(37,485,969)	30,660,196	(17,433,116)
Total increase (decrease) in net assets	(24,633,659)	(29,407,032)	74,362,643	77,536,194
Net Assets:
Beginning of period	24,633,659	54,040,691	301,751,441	224,215,247
End of period	$—	$24,633,659	$376,114,084	$301,751,441

The accompanying notes are an integral part of these financial statements.

11

BROOKFIELD GLOBAL LISTED INFRASTRUCTURE FUND
FINANCIAL HIGHLIGHTS

	Per Share Operating Performance:										Ratios to Average Net Assets/Supplementary Data:
	Net Asset Value, Beginning of Period	Net Investment Income[1]	Net Realized and Change in Unrealized Gain (Loss) on Investment Transactions	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Return of Capital Distributions	Total Distributions Paid*	Net Asset Value, End of Period	Total Investment Return2,†	Net Assets, End of Period (000)	Gross Operating Expenses[3]	Net Expenses, Including Fee Waivers and Reimbursement/ Recoupment[3]	Net Investment Income[3]	Net Investment Income (Loss), Excluding the Effect of Fee Waivers and Reimbursement/ Recoupment[3]	Portfolio Turnover Rate[2]
Class A
June 30, 2026[4]	$11.60	0.10	1.13	1.23	(0.15)	—	—	(0.15)	$12.68	10.59%	$3,961	1.62%	1.25%	1.57%	1.20%	50%
December 31, 2025	$13.35	0.25	1.45	1.70	(0.20)	(3.25)	—	(3.45)	$11.60	12.81%	$4,021	1.58%	1.25%	1.78%	1.45%	83%
December 31, 2024	$12.49	0.22	0.86	1.08	(0.22)	—	—	(0.22)	$13.35	8.76%	$5,036	1.43%	1.25%	1.71%	1.53%	78%
December 31, 2023	$12.33	0.17	0.19	0.36	(0.18)	(0.02)	—	(0.20)	$12.49	2.99%	$6,047	1.43%	1.25%	1.41%	1.23%	52%
December 31, 2022	$13.97	0.15	(0.92)	(0.77)	(0.14)	(0.73)	—	(0.87)	$12.33	(5.61)%	$7,267	1.41%	1.25%	1.13%	0.97%	74%
December 31, 2021	$12.60	0.11	1.86	1.97	(0.35)	(0.25)	—	(0.60)	$13.97	15.90%	$7,698	1.37%	1.28%	0.85%	0.76%	62%
Class C
June 30, 2026[4]	$11.39	0.03	1.13	1.16	(0.04)	—	—	(0.04)	$12.51	10.23%	$569	2.25%	2.00%	0.55%	0.30%	50%
December 31, 2025	$13.16	0.14	1.44	1.58	(0.10)	(3.25)	—	(3.35)	$11.39	11.95%	$721	2.23%	2.00%	1.02%	0.79%	83%
December 31, 2024	$12.32	0.12	0.85	0.97	(0.13)	—	—	(0.13)	$13.16	7.92%	$801	2.10%	2.00%	0.93%	0.83%	78%
December 31, 2023	$12.15	0.07	0.20	0.27	(0.08)	(0.02)	—	(0.10)	$12.32	2.25%	$955	2.28%	2.00%	0.58%	0.30%	52%
December 31, 2022	$13.78	0.04	(0.90)	(0.86)	(0.04)	(0.73)	—	(0.77)	$12.15	(6.35)%	$1,736	2.20%	2.00%	0.29%	0.09%	74%
December 31, 2021	$12.43	0.01	1.84	1.85	(0.25)	(0.25)	—	(0.50)	$13.78	15.06%	$3,462	2.11%	2.03%	0.07%	(0.01)%	62%
Class I (Note 1)
June 30, 2026[4]	$11.60	0.11	1.12	1.23	(0.20)	—	—	(0.20)	$12.63	10.66%	$118,165	1.22%	1.00%	1.81%	1.59%	50%
December 31, 2025	$13.38	0.26	1.47	1.73	(0.26)	(3.25)	—	(3.51)	$11.60	13.04%	$109,592	1.19%	1.00%	1.83%	1.64%	83%
December 31, 2024	$12.52	0.26	0.85	1.11	(0.25)	—	—	(0.25)	$13.38	9.01%	$353,841	1.09%	1.00%	1.98%	1.89%	78%
December 31, 2023	$12.35	0.21	0.19	0.40	(0.21)	(0.02)	—	(0.23)	$12.52	3.33%	$243,742	1.09%	1.00%	1.72%	1.63%	52%
December 31, 2022	$13.99	0.18	(0.91)	(0.73)	(0.18)	(0.73)	—	(0.91)	$12.35	(5.36)%	$224,185	1.06%	1.00%	1.30%	1.24%	74%
December 31, 2021	$12.62	0.18	1.83	2.01	(0.39)	(0.25)	—	(0.64)	$13.99	16.14%	$451,114	1.05%	1.01%	1.37%	1.33%	62%

_______________
*	Distributions determined in accordance with federal income tax regulations.
†
Total investment return is computed based upon the net asset value of the Fund’s shares and excludes the effects of sales charges or contingent deferred sales charges, if applicable. Distributions are assumed to be reinvested at the net asset value of the Class on the ex-date of the distribution.

[1]	Per share amounts presented are based on average shares outstanding throughout the period indicated.
[2]	Not annualized for periods less than one year.
[3]	Annualized for periods less than one year.
[4]	For the six months ended June 30, 2026 (Unaudited).
The accompanying notes are an integral part of these financial statements.

12

BROOKFIELD GLOBAL LISTED REAL ESTATE FUND
FINANCIAL HIGHLIGHTS

	Per Share Operating Performance:										Ratios to Average Net Assets/Supplementary Data:
	Net Asset Value, Beginning of Period	Net Investment Income[1]	Net Realized and Change in Unrealized Gain (Loss) on Investment Transactions	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Return of Capital Distributions	Total Distributions Paid*	Net Asset Value, End of Period	Total Investment Return2,†	Net Assets, End of Period (000)	Gross Operating Expenses[3]	Net Expenses, Including Fee Waivers and Reimbursement/ Recoupment[3]	Net Investment Income[3]	Net Investment Income, Excluding the Effect of Fee Waivers and Reimbursement/ Recoupment[3]	Portfolio Turnover Rate[2]
Class A
June 30, 2026[4]	$12.03	0.15	(12.01)	(11.86)	(0.17)	—	—	(0.17)	$—	9.63%	$—	1.67%	1.20%	2.36%	1.90%	44%
December 31, 2025	$11.10	0.22	0.96	1.18	(0.25)	—	—	(0.25)	$12.03	10.72%	$4,159	1.62%	1.20%	1.91%	1.49%	130%
December 31, 2024	$11.28	0.23	(0.14)	0.09	(0.27)	—	—	(0.27)	$11.10	0.86%	$4,180	1.52%	1.20%	2.05%	1.73%	166%
December 31, 2023	$10.74	0.23	0.50	0.73	(0.19)	—	—	(0.19)	$11.28	6.97%	$4,953	1.39%	1.20%	2.18%	1.99%	91%
December 31, 2022	$14.05	0.20	(3.31)	(3.11)	(0.19)	—	(0.01)	(0.20)	$10.74	(22.21)%	$7,215	1.32%	1.20%	1.60%	1.48%	99%
December 31, 2021	$11.63	0.11	2.59	2.70	(0.28)	—	—	(0.28)	$14.05	23.42%	$14,140	1.27%	1.20%	0.84%	0.77%	65%
Class C
June 30, 2026[4]	$11.97	0.10	(12.07)	(11.97)	—	—	—	—	$—	9.27%	$—	4.33%	1.95%	1.61%	(0.76)%	44%
December 31, 2025	$11.02	0.13	0.96	1.09	(0.14)	—	—	(0.14)	$11.97	9.85%	$193	2.25%	1.95%	1.15%	0.85%	130%
December 31, 2024	$11.19	0.13	(0.12)	0.01	(0.18)	—	—	(0.18)	$11.02	0.07%	$596	2.36%	1.95%	1.23%	0.82%	166%
December 31, 2023	$10.68	0.15	0.49	0.64	(0.13)	—	—	(0.13)	$11.19	6.11%	$1,241	2.13%	1.95%	1.43%	1.25%	91%
December 31, 2022	$13.98	0.10	(3.28)	(3.18)	(0.11)	—	(0.01)	(0.12)	$10.68	(22.78)%	$2,182	2.05%	1.95%	0.81%	0.71%	99%
December 31, 2021	$11.57	0.01	2.58	2.59	(0.18)	—	—	(0.18)	$13.98	22.53%	$5,024	2.01%	1.95%	0.09%	0.03%	65%
Class I (Note 1)
June 30, 2026[4]	$12.04	0.17	(12.00)	(11.83)	(0.21)	—	—	(0.21)	$—	9.80%	$—	1.20%	0.95%	2.62%	2.37%	44%
December 31, 2025	$11.13	0.25	0.97	1.22	(0.31)	—	—	(0.31)	$12.04	10.99%	$112,992	1.18%	0.95%	2.13%	1.90%	130%
December 31, 2024	$11.31	0.24	(0.12)	0.12	(0.30)	—	—	(0.30)	$11.13	1.11%	$149,077	1.08%	0.95%	2.15%	2.02%	166%
December 31, 2023	$10.77	0.27	0.48	0.75	(0.21)	—	—	(0.21)	$11.31	7.15%	$354,674	0.96%	0.95%	2.47%	2.46%	91%
December 31, 2022	$14.08	0.23	(3.32)	(3.09)	(0.21)	—	(0.01)	(0.22)	$10.77	(22.00)%	$428,733	0.95%	0.95%	1.90%	1.90%	99%
December 31, 2021	$11.65	0.15	2.60	2.75	(0.32)	—	—	(0.32)	$14.08	23.76%	$660,595	0.94%	0.95%	1.09%	1.10%	65%

_______________
*	Distributions determined in accordance with federal income tax regulations.
†
Total investment return is computed based upon the net asset value of the Fund’s shares and excludes the effects of sales charges or contingent deferred sales charges, if applicable. Distributions are assumed to be reinvested at the net asset value of the Class on the ex-date of the distribution.

[1]	Per share amounts presented are based on average shares outstanding throughout the period indicated.
[2]	Not annualized for periods less than one year.
[3]	Annualized for periods less than one year.
[4]	For the six months ended June 30, 2026 (Unaudited).
The accompanying notes are an integral part of these financial statements.

13

BROOKFIELD NEXT GENERATION INFRASTRUCTURE FUND
FINANCIAL HIGHLIGHTS

	Per Share Operating Performance:										Ratios to Average Net Assets/Supplementary Data:
	Net Asset Value, Beginning of Period	Net Investment Income[1]	Net Realized and Change in Unrealized Gain (Loss) on Investment Transactions	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Return of Capital Distributions	Total Distributions Paid*	Net Asset Value, End of Period	Total Investment Return2,†	Net Assets, End of Period (000)	Gross Operating Expenses[3]	Net Expenses, Including Fee Waivers and Reimbursement/ Recoupment[3]	Net Investment Income[3]	Net Investment Income (loss), Excluding the Effect of Fee Waivers and Reimbursement/ Recoupment[3]	Portfolio Turnover Rate[2]
Class I
June 30, 2026[4]	$9.33	0.05	(6.05)	(6.00)	(0.18)	(3.15)	—	(3.33)	$—	9.70%	$—	2.27%	1.00%	1.02%	(0.25)%	63%
December 31, 2025	$8.89	0.17	2.51	2.68	(0.20)	(2.04)	—	(2.24)	$9.33	30.27%	$24,634	1.95%	1.00%	1.70%	0.75%	82%
December 31, 2024	$9.14	0.14	(0.25)	(0.11)	(0.14)	—	—	(0.14)	$8.89	(1.28)%	$54,041	1.39%	1.00%	1.54%	1.15%	69%
December 31, 2023	$9.50	0.14	(0.36)	(0.22)	(0.14)	—	—	(0.14)	$9.14	(2.25)%	$35,433	2.32%	1.00%	1.53%	0.21%	61%
December 31, 2022[5]	$10.00	0.13	(0.51)	(0.38)	(0.12)	—	—	(0.12)	$9.50	(3.79)%	$17,503	5.00%	1.00%	1.46%	(2.54)%	62%

_______________
*	Distributions determined in accordance with federal income tax regulations.
†
Total investment return is computed based upon the net asset value of the Fund’s shares and excludes the effects of sales charges or contingent deferred sales charges, if applicable. Distributions are assumed to be reinvested at the net asset value of the Class on the ex-date of the distribution.

[1]	Per share amounts presented are based on average shares outstanding throughout the period indicated.
[2]	Not annualized for periods less than one year.
[3]	Annualized for periods less than one year.
[4]	For the six months ended June 30, 2026 (Unaudited).
[5]	For the Period February 5, 2022 (Commencement of Operations) through December 31, 2022.
The accompanying notes are an integral part of these financial statements.

14

OAKTREE EMERGING MARKETS EQUITY FUND
FINANCIAL HIGHLIGHTS

	Per Share Operating Performance:										Ratios to Average Net Assets/Supplementary Data:
	Net Asset Value, Beginning of Period	Net Investment Income[1]	Net Realized and Change in Unrealized Gain (Loss) on Investment Transactions	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Return of Capital Distributions	Total Distributions Paid*	Net Asset Value, End of Period	Total Investment Return2,†	Net Assets, End of Period (000)	Gross Operating Expenses[3]	Net Expenses, Including Fee Waivers and Reimbursement/ Recoupment[3]	Net Investment Income[3]	Net Investment Income (loss), Excluding the Effect of Fee Waivers and Reimbursement/ Recoupment[3]	Portfolio Turnover Rate[2]
Class A
June 30, 2026[4]	$10.35	0.04	1.38	1.42	—	—	—	—	$11.77	13.72%	$7,161	1.44%	1.20%	0.72%	0.48%	52%
December 31, 2025	$7.23	0.10	3.20	3.30	(0.18)	—	—	(0.18)	$10.35	45.66%	$5,857	1.48%	1.20%	1.16%	0.88%	100%
December 31, 2024	$7.60	0.13	(0.33)	(0.20)	(0.17)	—	—	(0.17)	$7.23	(2.68)%	$2,130	1.47%	1.21%	1.68%	1.42%	124%
December 31, 2023	$7.46	0.22	0.12	0.34	(0.20)	—	—	(0.20)	$7.60	4.67%	$1,640	1.44%	1.35%	2.84%	2.75%	46%
December 31, 2022[5]	$7.55	0.10	(0.01)	0.09	(0.18)	—	—	(0.18)	$7.46	1.16%	$1,198	1.67%	1.35%	2.15%	1.83%	45%
Class I
June 30, 2026[4]	$10.31	0.06	1.36	1.42	—	—	—	—	$11.73	13.77%	$368,953	1.12%	0.95%	1.01%	0.84%	52%
December 31, 2025	$7.20	0.13	3.18	3.31	(0.20)	—	—	(0.20)	$10.31	46.02%	$295,894	1.17%	0.95%	1.44%	1.22%	100%
December 31, 2024	$7.57	0.15	(0.33)	(0.18)	(0.19)	—	—	(0.19)	$7.20	(2.37)%	$222,085	1.20%	0.96%	2.01%	1.77%	124%
December 31, 2023	$7.43	0.25	0.11	0.36	(0.22)	—	—	(0.22)	$7.57	4.94%	$248,873	1.19%	1.10%	3.32%	3.23%	46%
December 31, 2022	$8.76	0.31	(1.44)	(1.13)	(0.20)	—	—	(0.20)	$7.43	(12.86)%	$122,792	1.63%	1.10%	4.22%	3.69%	45%
December 31, 2021[6]	$10.00	0.14	(1.32)	(1.18)	(0.05)	(0.01)	—	(0.06)	$8.76	(11.78)%	$20,553	6.31%	1.10%	2.73%	(2.48)%	49%

_______________
*	Distributions determined in accordance with federal income tax regulations.
†
Total investment return is computed based upon the net asset value of the Fund’s shares and excludes the effects of sales charges or contingent deferred sales charges, if applicable. Distributions are assumed to be reinvested at the net asset value of the Class on the ex-date of the distribution.

[1]	Per share amounts presented are based on average shares outstanding throughout the period indicated.
[2]	Not annualized for periods less than one year.
[3]	Annualized for periods less than one year.
[4]	For the six months ended June 30, 2026 (Unaudited).
[5]	For the Period May 16, 2022 (Commencement of Operations) through December 31, 2022.
[6]	For the Period June 3, 2021 (Commencement of Operations) through December 31, 2021.
The accompanying notes are an integral part of these financial statements.

15

BROOKFIELD INVESTMENT FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)
1. ORGANIZATION
Brookfield Investment Funds (the “Trust”) was organized as a statutory trust under the laws of the State of Delaware on May 12, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. On June 30, 2026, the Trust consisted of five separate investment series referred to as Brookfield Global Listed Infrastructure Fund (the “Infrastructure Fund”), Brookfield Global Listed Real Estate Fund (the “Global Real Estate Fund”), Center Coast Brookfield Midstream Focus Fund (the “Focus Fund”), Brookfield Next Generation Infrastructure Fund (the “Next Generation Fund”) and Oaktree Emerging Markets Equity Fund (the “Emerging Markets Fund”) (each, a “Fund,” and collectively, the “Funds”), four of which are included in this report. The Infrastructure Fund, Global Real Estate Fund, Next Generation Fund and Emerging Markets Fund are each a diversified open-end management investment company.
The Global Real Estate Fund and the Next Generation Fund liquidated at the close of business on June 30, 2026.
On March 25, 2021, the Board of Trustees of the Trust, on behalf of the Infrastructure Fund and the Global Real Estate Fund, approved a proposal to close each Fund’s Class I Shares (the “Legacy Class I Shares”). Following the close of business on April 30, 2021, shareholders holding the Legacy Class I Shares had their shares automatically converted (the “Conversion”) into each Fund’s Class Y Shares (the “Legacy Class Y Shares”). Following the Conversion, each Fund’s Legacy Class Y Shares were renamed “Class I Shares” (the “new Class I Shares”). As a result of the Conversion, each Fund’s new Class I Shares adopted the Legacy Class Y Shares’ performance and accounting history.
Each Fund currently has three classes of shares: Class A, Class C and Class I shares. Each class represents an interest in the same portfolio of assets and has identical voting, dividend, liquidation and other rights except that: (i) Class A shares have a maximum front end sales charge of 4.75%, Class C shares have a maximum deferred sales charge of 1.00%, and Class I Shares are offered at net asset value and are sold without a front-end sales load; (ii) Class A shares have a 12b-1 fee of 0.25% and Class C shares have a 12b-1 fee of 1.00%; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements. The assets belonging to a particular Fund belong to that Fund for all purposes, and to no other Fund, subject only to the rights of creditors of that Fund. Currently, the Emerging Markets Fund is only publicly offering Class A and Class I shares to investors.
Brookfield Public Securities Group LLC (“PSG” or the “Adviser”), an indirect wholly-owned subsidiary of Brookfield Asset Management Ltd. (NYSE: BAM; TSX: BAM) (“BAM”), is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and serves as investment adviser to the Infrastructure Fund, Global Real Estate Fund and Next Generation Fund. Oaktree Fund Advisors, LLC (“Oaktree”), a Delaware limited liability company and a registered investment adviser under the Investment Advisers Act of 1940, as amended, serves as the investment adviser to the Emerging Markets Fund. PSG serves as Administrator to the Emerging Markets Fund. PSG and Oaktree are each referred to herein as the “Adviser” and together are referred to as the “Advisers”. As of July 31, 2026, Oaktree is a subsidiary of each of Brookfield Corporation (NYSE: BN; TSX: BN) and BAM.
The investment objective of the Infrastructure Fund, Global Real Estate Fund and Next Generation Fund is to seek total return through growth of capital and current income, and the investment objective of the Emerging Markets Fund is to seek long-term capital growth. Each Fund’s investment objective is not fundamental and may be changed by the Board without shareholder approval, upon not less than 60 days prior written notice to shareholders. There can be no assurance that each Fund will achieve its investment objective.
2. SIGNIFICANT ACCOUNTING POLICIES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets

16

BROOKFIELD INVESTMENT FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.
Valuation of Investments: The Board of Trustees (the “Board”) has adopted procedures for the valuation of each Fund’s securities. Each Adviser oversees the day to day responsibilities for valuation determinations under these procedures. The Board regularly reviews the application of these procedures to the securities in the Fund’s portfolio. Each Adviser’s Valuation Committee is comprised of senior members of the Adviser’s management team.
The Board has designated each Adviser as the valuation designee pursuant to Rule 2a-5 under the 1940 Act to perform fair value determination relating to any or all Fund investments. The Board oversees the Advisers in their role as the valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act.
Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last trade price as of the close of business on the valuation date. If the NYSE closes early, then the equity security will be valued at the last traded price before the NYSE close. Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE close. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset value (“NAV”) may differ from quoted or official closing prices. Investments in open-end registered investment companies, if any, are valued at the NAV as reported by those investment companies.
Over-the-counter financial derivative instruments, such as forward currency contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates.
Securities for which market prices are not readily available, cannot be determined using the sources described above, or the Adviser’s Valuation Committee determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate will be valued at a fair value determined by the Adviser’s Valuation Committee following the procedures adopted by the Adviser under the supervision of the Board. The Adviser’s valuation policy establishes parameters for the sources, methodologies, and inputs the Adviser’s Valuation Committee uses in determining fair value.
The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; and (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality. The fair value may be difficult to determine and thus judgment plays a greater role in the valuation process. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material. For those securities valued by fair valuations, the Adviser’s Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after

17

BROOKFIELD INVESTMENT FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
considering all relevant information that is reasonably available. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.
A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below:
Level 1 –	Quoted prices in active markets for identical assets or liabilities
Level 2 –
Quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)

Level 3 –	Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of assets or liabilities)
Infrastructure Fund
The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$91,666,593	$32,101,257	$—	$123,767,850
Money Market Funds	592,461	—	—	592,461
Total Investments	$92,259,054	$32,101,257	$—	$124,360,311

Emerging Markets Fund
The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$65,475,847	$299,176,399	$—(1)	$364,652,246
Total Investments	$65,475,847	$299,176,399	$—	$364,652,246

(1)	Investments categorized as Level 3 securities that are effectively valued at zero
As of June 30, 2026, there was an investment in the Emerging Markets Fund related to one company which was effectively valued at zero due to the inability of the Fund to transact in this investment, the lack of visibility on when the Fund may do so, and the lack of readily available market prices for such investment. All of these factors are related to the Russian invasion of Ukraine and responses to that event. The value of this security compared to the Fund’s net assets is not material, and therefore, the reconciliation of Level 3 securities and related valuation techniques are not disclosed.
For further information regarding security characteristics, see the Schedules of Investments.

18

BROOKFIELD INVESTMENT FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
Investment Transactions and Investment Income: Securities transactions are recorded on trade date. Realized gains and losses from securities transactions are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums on securities are accreted and amortized on a daily basis using the effective yield to maturity and yield to next methods, respectively, and might be adjusted based on management’s assessment of the collectability of such interest. Dividend income is recorded on the ex-dividend date. Net realized gain (loss) on the Statements of Operations may also include realized gain distributions received from real estate investment trusts (“REITs”). Distributions of net realized gains are recorded on the REIT’s ex-dividend date. Distributions from REITs are recorded as ordinary income, net realized capital gain or return of capital based on information reported by the REITs and management’s estimates of such amounts based on historical information. These estimates are adjusted when the actual source of distributions is disclosed by the REITs and actual amounts may differ from the estimated amounts. A distribution received from investments in master limited partnerships (“MLP”) generally are comprised of return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded.
Master Limited Partnerships: A MLP is an entity receiving partnership taxation treatment under the U.S. Internal Revenue Code of 1986 (the “Code”), the partnership interests or “units” of which are traded on securities exchanges like shares of corporate stock. Holders of MLP units generally have limited control and voting rights on matters affecting the partnership.
The Infrastructure Fund invests in MLPs, which generally are treated as partnerships for federal income tax purposes. If an MLP does not meet current legal requirements to maintain partnership status, or if it is unable to do so because of tax law changes, it would be taxed as a corporation or other form of taxable entity and there could be a material decrease in the value of its securities. Additionally, if tax law changes to eliminate or reduce tax deductions such as depletion, depreciation and amortization expense deductions that MLPs have been able to use to offset a significant portion of their taxable income, it could significantly reduce the value of the MLPs held by the Fund and could cause a greater portion of the income and gain allocated to the Fund to be subject to U.S. federal, state and local corporate income taxes, which would reduce the amount the Fund’s can distribute to shareholders and could increase the percentage of Fund distributions treated as dividends instead of tax-deferred return of capital.
Depreciation or other cost recovery deductions passed through to the Funds from investments in MLPs in a given year will generally reduce the Funds’ taxable income (and earnings and profits), but those deductions may be recaptured in the Funds’ taxable income (and earnings and profits) in subsequent years when the MLPs dispose of their assets or when a Fund disposes of its interests in the MLPs. When deductions are recaptured, distributions to the Funds’ shareholders may be taxable.
Foreign Currency Transactions: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate the portion of gains or losses resulting from changes in foreign exchange rates on securities from the fluctuations arising from changes in market prices.
Foreign Taxes: The Funds may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. The Funds may also be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may or may not be recoverable. The Funds record such taxes and recoveries as applicable, when the related income or capital gains are earned and based upon the current interpretation of tax rules and regulations that exist in the markets in which a Fund invests. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign

19

BROOKFIELD INVESTMENT FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
investors. These foreign taxes, if any, are paid by the Funds and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2026, if any, are disclosed in the Funds’ Statement of Assets and Liabilities.
Reported net realized foreign exchange gains or losses arise from sales of securities, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.
Expenses: Expenses directly attributable to a Fund are charged directly to that Fund, while expenses that are attributable to more than one Fund in the Trust and other investment companies advised by the Adviser are allocated among the respective investment companies, including the Funds, based upon relative average net assets, evenly or a combination of average net assets and evenly. Income and expenses of a Fund are allocated on a pro rata basis to each class of shares, except for class-specific expenses.
Certain intermediaries such as banks, broker-dealers, financial advisers or other financial institutions charge a fee for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held in omnibus, other group accounts or accounts traded through registered securities clearing agents. The portion of this fee paid by the Funds is included within “Transfer agent fees” in the Statements of Operations.
Distributions to Shareholders: Each Fund declares and pays dividends quarterly from net investment income. To the extent these distributions exceed net investment income, they may be classified as return of capital. Each Fund also pays distributions at least annually from their realized capital gains, if any. Dividends and distributions are recorded on the ex-dividend date. All common shares have equal dividend and other distribution rights. A notice disclosing the source(s) of a distribution is provided after a payment is made from any source other than net investment income. This notice is available on the Adviser’s website at https://www.privatewealth.brookfield.com. Any such notice is provided only for informational purposes in order to comply with the requirements of Section 19(a) of the 1940 Act and not for tax reporting purposes. The tax composition of the Funds’ distributions for each calendar year is reported on IRS Form 1099-DIV.
Dividends from net investment income and distributions from realized gains from investment transactions have been determined in accordance with federal income tax regulations and may differ from net investment income and realized gains recorded by each Fund for financial reporting purposes. These differences, which could be temporary or permanent in nature, may result in reclassification of distributions; however, net investment income, net realized gains and losses and net assets are not affected.
The Funds adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”). The amendments enhance income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction. During the period ended June 30, 2026, the Funds did not pay a significant amount of foreign or U.S. federal, state or local income taxes and therefore did not include any additional disclosures in these financial statements.
The Funds operate as a single operating segment. The Funds’ income, expenses, assets, and performance are regularly monitored and assessed as a whole by the President of the Funds, who is responsible for the oversight functions of the Funds, using the information presented in the financial statements and financial highlights.

20

BROOKFIELD INVESTMENT FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
3. INVESTMENT ADVISORY AGREEMENTS AND RELATED PARTY TRANSACTIONS
PSG serves as the investment adviser to the Infrastructure Fund, Global Real Estate Fund and Next Generation Fund and Oaktree serves as the investment adviser to the Emerging Markets Fund pursuant to separate investment advisory agreements (the “Advisory Agreements”) under which each Adviser is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
Under the Advisory Agreements, the Funds pay advisory fees, computed daily and payable monthly, at the annual rates stated below:

	Annual Advisory Fee Rate (as a percentage of average daily net assets)	Annual Expense Cap
Infrastructure Fund
Class A	0.85%	1.25%
Class C	0.85%	2.00%
Class I	0.85%	1.00%
Global Real Estate Fund
Class A	0.75%	1.20%
Class C	0.75%	1.95%
Class I	0.75%	0.95%
Next Generation Fund
Class A	0.85%	1.25%
Class C	0.85%	2.00%
Class I	0.85%	1.00%
Emerging Markets Fund
Class A	0.90%	1.20%
Class C	0.90%	1.95%
Class I	0.90%	0.95%

Pursuant to operating expense limitation agreements (the “Expense Limitation Agreements”), each Adviser has contractually agreed to waive all or a portion of its investment advisory or administration fees, as presented above, and/or to reimburse certain expenses of each Fund to the extent necessary to maintain each Fund’s total annual operating expenses (excluding any front-end or contingent deferred charges, brokerage commissions and other transactional expenses, acquired fund fees and expenses, interest, taxes, and extraordinary expenses, such as litigation; and other expenses not incurred in the ordinary course of a Fund’s business) at certain levels. The Expense Limitation Agreements will continue until at least April 30, 2027 for the Infrastructure Fund and the Emerging Markets Fund and may not be terminated by the Funds or the Adviser before such time.
Thereafter, the Expense Limitation Agreements may only be terminated or amended to increase the expense cap as of May 1st of each calendar year, provided that in the case of a termination by the Adviser, each Adviser will provide the Board with written notice of its intention to terminate the arrangement prior to the expiration of its then current term. Pursuant to the Expense Limitation Agreements, any waivers and/or reimbursements made by the Adviser are subject to recoupment from a Fund for a period not to exceed three years after the occurrence of the waiver and/or reimbursement, provided that a Fund is able to effect such payment to the Adviser and remain in compliance with the annual expense cap in effect at the time the waivers and/or reimbursements occurred.

21

BROOKFIELD INVESTMENT FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
The amount of investment advisory fees waived and/or expenses reimbursed available to be recouped before expiration are listed in the table below:

Expiration Period	Infrastructure Fund	Global Real Estate Fund	Next Generation Fund	Emerging Markets Fund
December 31, 2026	$230,459	$64,648	$250,752	$209,836
December 31, 2027	267,086	304,079	192,993	642,727
December 31, 2028	368,273	298,927	426,213	592,059
December 31, 2029	145,257	156,825	156,079	295,270
Total amount subject to recoupment	$1,011,075	$824,479	$1,026,037	$1,739,892

For the six months ended June 30, 2026, the Advisers did not recoup any expenses.
Each Fund has entered into separate Administration Agreements with the PSG, and PSG has entered into a sub-administration agreement with U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (the “Sub-Administrator”). PSG and the Sub-Administrator perform administrative services necessary for the operation of the Funds, including maintaining certain books and records of the Funds and preparing reports and other documents required by federal, state and other applicable laws and regulations, and providing the Funds with administrative office facilities. PSG does not receive any compensation for its administration services pursuant to the Administration Agreements and the Funds are responsible for any fees due to the Sub-Administrator.
Certain officers and/or trustees of the Trust are officers and/or employees of PSG.
4. PURCHASES AND SALES OF INVESTMENTS
Purchases and sales of investments, excluding short-term securities and U.S. Government securities, for the six months ended June 30, 2026 were as follows:

Fund	Purchases	Sales
Infrastructure Fund	$62,531,034	$63,897,591
Global Real Estate Fund	45,242,018	171,259,851
Next Generation Fund	13,374,326	40,183,638
Emerging Markets Fund	198,686,775	177,479,262

During the six months ended June 30, 2026, there were no transactions in U.S. Government securities.
5. SHARES OF BENEFICIAL INTEREST
The Trust’s Declaration of Trust authorizes the issuance of an unlimited number of full and fractional shares of beneficial interest. With respect to each series, the Trust may offer more than one class of shares. The Trust reserves the right to create and issue additional series or classes. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. Currently, the Infrastructure Fund offers three classes of shares of beneficial interest — “Class A” Shares, “Class C” Shares and “Class I” Shares and the Emerging Markets Fund offers two classes of shares of beneficial interest — “Class A” Shares and “Class I” Shares.
As of June 30, 2026, the Adviser owned 5% of the outstanding Class I shares of the Infrastructure Fund.
The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class.

22

BROOKFIELD INVESTMENT FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
Infrastructure Fund

	2026(1)		2025(2)
	Shares	Amount	Shares	Amount
Class A
Proceeds from shares sold	20,081	$256,182	18,430	$234,851
Reinvestment of distributions	2,969	37,290	77,973	915,171
Payments for shares redeemed	(57,292)	(715,635)	(126,899)	(1,672,009)
Net Decrease	(34,242)	$(422,163)	(30,496)	$(521,987)
Class C
Proceeds from shares sold	182	$2,250	—	$—
Reinvestment of distributions	109	1,349	11,187	128,441
Payments for shares redeemed	(18,089)	(228,228)	(8,793)	(116,710)
Net Increase (Decrease)	(17,798)	$(224,629)	2,394	$11,731
Class I
Proceeds from shares sold	817,037	$9,819,285	3,323,409	$46,743,684
Reinvestment of distributions	94,890	1,188,579	1,551,529	18,396,932
Payments for shares redeemed	(1,010,058)	(12,824,171)	(21,875,592)	(300,853,216)
Net Decrease	(98,131)	$(1,816,307)	(17,000,654)	$(235,712,600)

Global Real Estate Fund

	2026(1)		2025(2)
	Shares	Amount	Shares	Amount
Class A
Proceeds from shares sold	420	$5,422	39,150	$464,424
Reinvestment of distributions	4,271	52,870	6,655	77,018
Payments for shares redeemed	(350,247)	(4,564,708)	(76,797)	(890,480)
Net Decrease	(345,556)	$(4,506,416)	(30,992)	$(349,038)
Class C
Proceeds from shares sold	—	$—	16	$176
Reinvestment of distributions	—	—	496	5,693
Payments for shares redeemed	(16,128)	(210,618)	(38,488)	(451,238)
Net Decrease	(16,128)	$(210,618)	(37,976)	$(445,369)
Class I
Proceeds from shares sold	56,954	$708,876	769,535	$8,891,389
Reinvestment of distributions	154,214	1,904,540	252,136	2,897,719
Payments for shares redeemed	(9,596,518)	(124,184,603)	(5,024,686)	(54,258,299)
Net Decrease	(9,385,350)	$(121,571,187)	(4,003,015)	$(42,469,191)

23

BROOKFIELD INVESTMENT FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
Next Generation Fund

	2026(1)		2025(2)
	Shares	Amount	Shares	Amount
Class I
Proceeds from shares sold	1,423	$13,500	86,469	$917,537
Reinvestment of distributions	30,719	305,964	532,982	5,049,517
Payments for shares redeemed	(2,671,277)	(20,038,445)	(4,060,687)	(43,453,023)
Net Decrease	(2,639,135)	$(19,718,981)	(3,441,236)	$(37,485,969)

Emerging Markets Fund

	2026(1)		2025(2)
	Shares	Amount	Shares	Amount
Class A
Proceeds from shares sold	46,667	$511,633	261,352	$2,145,500
Reinvestment of distributions	—	—	9,733	101,413
Payments for shares redeemed	(3,842)	(43,366)	—	—
Net Increase	42,825	$468,267	271,085	$2,246,913
Class I
Proceeds from shares sold	4,964,192	$56,442,644	3,400,962	$29,355,206
Reinvestment of distributions	—	—	547,469	5,677,256
Payments for shares redeemed	(2,216,664)	(26,250,715)	(6,095,333)	(54,712,491)
Net Increase (Decrease)	2,747,528	$30,191,929	(2,146,902)	$(19,680,029)

[1]	For the Six Months Ended June 30, 2026 (Unaudited).
[2]	For the Year Ended December 31, 2025.
6. CREDIT FACILITY
U.S. Bank, N.A. (the “Bank”) has made available to the Trust, a credit facility, pursuant to a separate Loan and Security Agreement, for temporary or extraordinary purposes. The maximum line of credit as of June 30, 2026 for the Trust is $100,000,000. The Trust pays interest in the amount of the U.S Prime Rate less 0.25% on the amount outstanding. Advances under the credit facility are collateralized by a first-priority lien against a Fund’s assets, will be made at the sole discretion of the Bank and would be for a maximum of forty-five days.
During the six months ended June 30, 2026, the Infrastructure Fund, Global Real Estate Fund, Next Generation Fund and Emerging Markets Fund utilized the credit facility for 8, 14, 9 and 9 days, respectively, and had an outstanding average daily loan balance of $332,250, $501,214, $349,444 and $1,310,556, respectively. The maximum amount outstanding for the Infrastructure Fund, Global Real Estate Fund, Next Generation Fund and Emerging Markets Fund during the period was $800,000, $2,300,000, $769,000 and $3,843,000, respectively, and the interest expense amounted to $480, $1,267, $568 and $2,130, respectively. For the six months ended June 30, 2026, the average interest rate on the outstanding principal amounts for the Infrastructure Fund, Global Real Estate Fund, Next Generation Fund and Emerging Markets Fund were 6.50%, 6.50%, 6.50% and 6.50%, respectively. At June 30, 2026, the Funds did not have an outstanding amount on the credit facility.

24

BROOKFIELD INVESTMENT FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
7. FEDERAL INCOME TAX INFORMATION
Each Fund intends to continue to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required. Each Fund may incur an excise tax to the extent it has not distributed all of its taxable income on a calendar year basis.
GAAP provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. An evaluation of tax positions taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the taxing authority is required. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of a deferred tax asset; an increase in a deferred tax liability; or a combination thereof. As of June 30, 2026, each Fund has determined that there are no uncertain tax positions or tax liabilities required to be accrued.
The Funds have reviewed the taxable years open for examination (i.e. not barred by the applicable statute of limitations) by taxing authorities of all major jurisdictions, including the Internal Revenue Service. As of December 31, 2025, open taxable periods consisted of the taxable years ended December 31, 2022 through December 31, 2025, for the Infrastructure Fund and Global Real Estate Fund. As of December 31, 2025, open taxable period consisted of February 5, 2022 (commencement of operations) to December 31, 2025 for the Next Generation Fund. As of December 31, 2025, open taxable periods consisted of the taxable years ended December 31, 2022 through December 31, 2025 for the Emerging Markets Fund. No examination of the Funds’ tax returns is currently in progress.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
The federal income tax information referenced below is as of the Fund’s most recently completed tax year-end of December 31, 2025.
The tax character of distributions paid for the year ended December 31, 2025 were as follows:

	Infrastructure Fund	Global Real Estate Fund	Next Generation Fund	Emerging Markets Fund
Ordinary income (including short-term capital gains)	$10,455,938	$3,388,943	$3,375,474	$5,918,218
Long-term capital gains	21,840,471	—	1,806,746	—
Total distributions	$32,296,409	$3,388,943	$5,182,220	$5,918,218

25

BROOKFIELD INVESTMENT FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
At December 31, 2025, the Funds’ most recently completed tax year-end, the components of net assets (excluding paid-in capital) on a tax basis were as follows:

	Infrastructure Fund	Global Real Estate Fund	Next Generation Fund	Emerging Markets Fund
Capital loss carryforward(1)	$—	$(119,203,994)	$—	$(25,416,044)
Distributable earnings	4,688,092	1,249,699	795,432	922,042
Post-October loss	—	—	—	—
Late year ordinary losses	—	—	—	—
Other accumulated gains (losses)	(266,989)	9,885	2,551	(428,482)
Tax basis unrealized appreciation on investments and foreign currency	25,236,799	13,446,746	4,125,139	98,274,827
Total tax basis net accumulated gains (losses)	$29,657,902	$(104,497,664)	$4,923,122	$73,352,343

(1)	To the extent that future capital gains are offset by capital loss carryforwards, such gains will not be distributed.
As of December 31, 2025, the Global Real Estate Fund’s capital loss carryforwards were $103,168,694, which can be used to offset future realized short-term capital gains, and $16,035,300, which can be used to offset future realized long-term capital gains. The Emerging Markets Fund’s capital loss carryforwards were $24,214,838, which can be used to offset future realized short-term capital gains, and $1,201,206, which can be used to offset future realized long-term capital gains. The capital loss carryforwards will not expire. As of December 31, 2025, the Infrastructure Fund and the Next Generation Fund did not have any capital loss carryforwards.
During the taxable year ended December 31, 2025, the following Funds utilized capital loss carryforwards in the following amounts:

	Infrastructure Fund	Global Real Estate Fund	Next Generation Fund	Emerging Markets Fund
Short-Term	$—	$—	$823,869	$—
Long-Term	1,933,069	6,473,886	2,174,294	13,824,350

Federal Income Tax Basis: The federal income tax basis of each Fund’s investments, not including foreign currency translation, at December 31, 2025 was as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Infrastructure Fund	$88,109,025	$28,105,767	$(2,868,968)	$25,236,799
Global Real Estate Fund	103,394,875	15,644,190	(2,197,444)	13,446,746
Next Generation Fund	20,456,746	4,361,643	(236,504)	4,125,139
Emerging Markets Fund	203,092,100	105,404,172	(7,129,345)	98,274,827

Capital Account Reclassifications: Because federal income tax regulations differ in certain respects from GAAP, income and capital gain distributions, if any, determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. These differences are primarily due to differing treatments for Section 988 currency, sales of PFICs, partnership income/expense and return of capital. Permanent book and tax differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital or to undistributed capital gains. These reclassifications have no effect on net assets or NAV per share.

26

BROOKFIELD INVESTMENT FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
8. INDEMNIFICATIONS
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with vendors and others that provide for indemnification. The Funds’ maximum exposure under these arrangements is unknown, since this would involve the resolution of certain claims, as well as future claims that may be made, against the Funds. Thus, an estimate of the financial impact, if any, of these arrangements cannot be made at this time. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.
9. SUBSEQUENT EVENTS
GAAP requires recognition in the financial statements of the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of their financial effect, or a statement that such an estimate cannot be made.
Management has evaluated subsequent events through the date the financial statements were issued in the preparation of the Funds’ financial statements and has determined that herein, there are no events that require recognition or disclosure in the financial statements.

27

BROOKFIELD INVESTMENT FUNDS
BOARD CONSIDERATIONS RELATING TO THE APPROVAL OF THE RENEWAL OF THE INVESTMENT ADVISORY AGREEMENTS (Unaudited)
Brookfield Global Listed Infrastructure (BGL)
Brookfield Global Listed Real Estate Fund (BLR)
Brookfield Next Generation Infrastructure Fund (NXGN)
The Board of Trustees (the “Board,” the members of which are referred to as “Trustees”) of Brookfield Investment Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved the continuation of the Investment Advisory Agreements (the “Advisory Agreements”) between the Trust, on behalf of each of its series, Brookfield Global Listed Real Estate Fund, Brookfield Global Listed Infrastructure Fund, and Brookfield Next Generation Infrastructure Fund (each, a “Fund,” and together, the “Funds”) and Brookfield Public Securities Group LLC (the “Adviser” or “Brookfield”), each for a successive one-year period at an in-person meeting held on May 20-21, 2026 (the “Meeting”).
In accordance with Section 15(c) of the 1940 Act, the Board requested, and Brookfield provided, materials relating to the Board’s consideration of whether to approve the continuation of the Advisory Agreements. These materials included, among other things: (i) a summary of the services provided to the Funds by Brookfield; (ii) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third-party provider of mutual fund data, on fees and expenses of the Funds, and the investment performance of the Funds as compared with a peer group and/or peer universe of funds, as applicable, as well as supplemental data prepared by Brookfield; (iii) information on the profitability of Brookfield; (iv) information relating to economies of scale; (v) information about Brookfield’s general compliance policies and procedures; (vi) information on Brookfield’s risk management processes; (vii) information regarding brokerage and soft dollar practices; and (viii) information about the key personnel of Brookfield who are involved in the investment management, administration, compliance and risk management activities with respect to the Funds, as well as current and projected staffing levels and compensation practices.
In determining whether to approve the continuation of the Advisory Agreements, the Board, including the Independent Trustees, considered at the Meeting, and from time to time, as appropriate, factors that it deemed relevant. The following discusses the primary factors relevant to the Board’s decision.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES TO BE PROVIDED BY THE ADVISER. The Board, including the Independent Trustees, considered the nature, extent and quality of services provided by Brookfield. The Board noted that such services include acting as investment manager and adviser to the Funds, managing the daily business affairs of the Funds, and obtaining and evaluating economic, statistical and financial information to formulate and implement investment policies. Additionally, the Board observed that Brookfield provides office space, bookkeeping, accounting, legal and compliance services, clerical and administrative services and has authorized its officers and employees, if elected, to serve as officers or Trustees of the Funds without compensation. The Board also noted that Brookfield is also responsible for the coordination and oversight of the Funds’ third-party service providers. In addition to the quality of the advisory services provided by Brookfield, the Board considered the quality of the administrative and other services provided by Brookfield to the Funds pursuant to the Advisory Agreements.
In connection with the services provided by Brookfield, the Board analyzed the structure and duties of Brookfield’s fund administration and accounting, operations and its legal and compliance departments to determine whether they are adequate to meet the needs of the Funds. The Board also considered the personnel responsible for providing advisory services to the Funds and other key personnel of Brookfield, in addition to the current and projected staffing levels and compensation practices. The Board concluded, based on the Trustees’ experience and interaction with Brookfield, that: (i) Brookfield would continue to be able to retain high-quality personnel; (ii) Brookfield has exhibited a high level of diligence and attention to detail in carrying out its advisory and other responsibilities under the

28

BROOKFIELD INVESTMENT FUNDS
BOARD CONSIDERATIONS RELATING TO THE APPROVAL OF THE RENEWAL OF THE INVESTMENT ADVISORY AGREEMENTS (Unaudited)(Continued)
Advisory Agreements; (iii) Brookfield has been responsive to requests of the Board; and (iv) Brookfield has kept the Board apprised of developments relating to the Funds and the industry in general.
The Board’s conclusion was based, in part, upon the following: (i) a comprehensive description of the investment advisory and other services provided to the Funds; (ii) a list of personnel who furnish such services and a description of their duties and qualifications; (iii) performance data with respect to the Funds, including comparable investment companies and accounts managed by Brookfield; (iv) standardized industry performance data with respect to comparable investment companies and the performance of appropriate recognized indices; (v) recent financial statements of Brookfield Asset Management ULC and Brookfield Asset Management Ltd., the parent companies of the Adviser; (vi) Brookfield’s culture of compliance and its commitment to compliance generally, as well as its risk management processes and attention to regulatory matters; and (vii) Brookfield’s reputation and its experience serving as an investment adviser and the experience of the teams of portfolio managers that manage the Funds, as well as its experience serving as an investment adviser to other investment funds and institutional clients. The Board also reviewed Brookfield’s compliance and regulatory history and noted that there were no material regulatory or compliance issues that would potentially prevent Brookfield from effectively serving as the investment adviser to the Funds. The Board concluded that the nature, extent and quality of the overall services provided under the Advisory Agreements were reasonable and appropriate in relation to the management fees and that the quality of services continues to be high.
THE PERFORMANCE OF THE FUNDS AND THE ADVISER. The Board, including the Independent Trustees, also considered the investment performance of the Funds. The Board noted that it regularly reviews the performance of the Funds throughout the year. The Board further noted that, while it monitors performance of the Funds closely, it generally attaches more importance to performance over relatively long periods of time, typically three to five years. The Board considered the investment performance of the Funds in view of its importance to shareholders. In connection with this review, the Board received information regarding the investment performance of the Funds as compared to a group of funds with investment classifications and/or objectives comparable to those of the Funds (“Peer Universe”) and to an appropriate index or combination of indices (each, a “Benchmark Index”), as well as a focused peer group identified by Brookfield (“Peer Group”). In addition, the Board considered supplemental performance information that provided strategy level performance returns over longer periods as compared to each Fund’s performance information since inception. At the Meeting, management also discussed the methodologies used by Broadridge and Brookfield to select the funds included in the Peer Universe and the Peer Group, respectively. The performance information was presented for the periods ended March 31, 2026. Class I performance relative to the median of each Fund’s Peer Universe and Peer Group is described below.
Brookfield Global Listed Real Estate Fund. The Board noted that the Fund’s performance was above the median of its Peer Universe for the one-year period and below the median of its Peer Universe for the three, five-, and ten-year, and since inception periods. The Board also considered that the Fund outperformed its Benchmark Index for the one-year period and underperformed its Benchmark Index for all other periods. In addition, the Board further noted that the Fund’s performance was above the median of its Peer Group for the quarter ended March 31, 2026.
Brookfield Global Listed Infrastructure Fund. The Board noted that the Fund’s performance was below the median of its Peer Universe for the one-, three-, five-, and ten-year and since inception periods. The Board also considered that the Fund outperformed its Benchmark Index for all periods, except the ten-year and since inception periods. In addition, the Board further noted that the Fund’s performance was below the median of its Peer Group for the quarter ended March 31, 2026.
Brookfield Next Generation Infrastructure Fund. The Board noted that the Fund’s performance was above the median of its Peer Universe for the one-year period and below the median of its Peer Universe for the three-year and since inception periods. The Board also considered that the Fund outperformed its Benchmark Index for the one-year period and underperformed its Benchmark Index for

29

BROOKFIELD INVESTMENT FUNDS
BOARD CONSIDERATIONS RELATING TO THE APPROVAL OF THE RENEWAL OF THE INVESTMENT ADVISORY AGREEMENTS (Unaudited)(Continued)
the three-year and since inception periods. In addition, the Board further noted that the Fund’s performance was above the median of its Peer Group for the quarter ended March 31, 2026.
THE COST OF THE ADVISORY SERVICES, AND THE PROFITABILITY TO THE ADVISER AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUNDS. The Board also received information regarding the management fees to be paid by the Funds to Brookfield pursuant to the Advisory Agreements. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services to be provided and any potential additional benefits to be received by Brookfield or its affiliates in connection with providing such services to the Funds.
To assist in analyzing the reasonableness of the management fees for the Funds, the Board received reports independently prepared by Broadridge. The reports showed comparative fee and expense information for each Fund’s expense group (“Expense Group”) and expense universe (“Expense Universe”), including rankings within each category, as determined by Broadridge in collaboration with Brookfield. In considering the reasonableness of the management fees to be paid by the Funds to Brookfield, the Board was presented with a number of expense comparisons, including: (i) contractual and actual management fees; and (ii) actual total operating expenses. In considering each Fund’s total operating expenses, the Board also considered the level of fee waivers and expense reimbursements, as applicable, and the net expense caps contractually agreed upon by Brookfield with respect to certain Funds. The Board acknowledged that it was difficult to make precise comparisons with other funds in the Expense Group and Expense Universe since the exact nature of services provided under the various fund agreements is often not apparent. The Board noted, however, that the comparative fee information provided by Broadridge as a whole was useful in assessing whether Brookfield was providing services at a cost that was competitive with other, similar funds. The Funds’ fee and expense rankings are discussed below relative to the median of the applicable expense grouping. A Fund with fees and expenses that were below the median had fees and expenses that were less than the median fees and expenses of its peer group, while a Fund with fees and expenses that were above the median had fees and expenses that were higher than the median fees and expenses of its peer group. The fund with the lowest expenses is ranked first and the fund with the highest expenses is ranked last within the applicable expense grouping.
Brookfield Global Listed Real Estate Fund. The Board considered that the Fund’s actual management fees were below the median of its Expense Group and below the median of its Expense Universe. The Board further noted that the Fund’s actual total expenses were above the median of its Expense Group and equal to the median of its Expense Universe.
Brookfield Global Listed Infrastructure Fund. The Board considered that the Fund’s actual management fees were below the median of its Expense Group and below the median of its Expense Universe. The Board further noted that the Fund’s actual total expenses were above the median of its Expense Group and above the median of its Expense Universe.
Brookfield Next Generation Infrastructure Fund. The Board considered that the Fund’s actual management fees were at the median of its Expense Group and below the median of its Expense Universe. The Board further noted that the Fund’s actual total expenses were at the median of its Expense Group and above the median of its Expense Universe.
The Board was also asked to consider the management fees received by Brookfield with respect to other funds and accounts with similar investment strategies to the Funds, which include institutional and separately managed accounts. In comparing these fees, the Board considered certain differences between these accounts and the Funds, as applicable, including the broader and more extensive scope of services provided to the Funds in comparison to institutional or separately managed accounts; the higher demands placed on Brookfield’s investment personnel and trading infrastructure as a result of the daily cash inflows and out-flows of the Funds; the greater entrepreneurial risk in managing the Funds; and the impact on Brookfield and expenses associated with the more extensive regulatory regime to which the Funds are subject in comparison to institutional or separately managed accounts.

30

BROOKFIELD INVESTMENT FUNDS
BOARD CONSIDERATIONS RELATING TO THE APPROVAL OF THE RENEWAL OF THE INVESTMENT ADVISORY AGREEMENTS (Unaudited)(Continued)
The Board also considered Brookfield’s profitability and the benefits Brookfield and its affiliates received from their relationship with the Funds. The Board received a memorandum and reviewed financial information relating to the financial condition of Brookfield Asset Management ULC and Brookfield Asset Management Ltd., the parent companies of the Adviser. The Board also considered and reviewed financial information relating to the profitability of Brookfield with respect to the services provided to the Fund, including with respect to its management of the Brookfield Fund Complex,1 and considered whether Brookfield had the financial resources necessary to continue to attract and retain high-quality investment professionals and other key personnel. In analyzing Brookfield’s profitability, particular attention was given to the allocation of the direct and indirect costs of the resources and expenses in managing the Funds, as well as the non-Fund and non-advisory business activities across Brookfield’s key business lines. The Board further noted that the methodology followed in allocating costs to each Fund appeared reasonable, while also recognizing that allocation methodologies are inherently subjective. The Board also specifically noted that Brookfield had agreed to extend its contractual expense waiver for certain Funds, in order to limit such Funds’ net operating expenses. The Board concluded that the profitability to the Adviser from the Funds was reasonable.
The Board concluded that Brookfield had the financial resources necessary to perform its obligations under the Agreements and to continue to provide the Funds with the high-quality services that it had provided in the past. The Board also concluded that the management fees were reasonable in light of the factors discussed above.
THE EXTENT TO WHICH ECONOMIES OF SCALE WILL BE REALIZED AS THE FUNDS GROW AND WHETHER FEE LEVELS REFLECT THOSE ECONOMIES OF SCALE. The Board, including the Independent Trustees, considered whether shareholders would benefit from economies of scale and whether there was potential for future realization of economies of scale with respect to the Funds. The Board considered that as a result of being part of the Brookfield Fund Complex, the constituent funds, including the Funds, share common resources and may share certain expenses, and if the size of the complex increases, each Fund could incur lower expenses than they otherwise would achieve as stand-alone entities. The Board noted, however, that although shareholders might benefit from lower operating expenses as a result of an increasing amount of assets spread over the fixed expenses of the Funds, certain of the Funds’ expense limitation agreements with the Adviser served to limit such Funds’ expenses until the Funds had the opportunity to grow their assets. The Board considered information regarding economies of scale in the context of the renewal of the Advisory Agreements and concluded that the management fee structure, including the amount of management fees retained by Brookfield, was reasonable in light of the factors discussed above.
OTHER FACTORS. In consideration of the Advisory Agreements, the Board also received information regarding Brookfield’s brokerage and soft dollar practices. The Board considered that Brookfield is responsible for decisions to buy and sell securities for the Funds, selection of broker-dealers and negotiation of commission rates. The Board noted that it receives reports from Brookfield that include information on brokerage commissions and execution throughout the year. The Board also considered the benefits Brookfield derives from its soft dollar arrangements, including arrangements under which brokers provide brokerage and/or research services to Brookfield in return for allocating brokerage. The Board then considered other benefits that may be realized by Brookfield and its affiliates from their relationship with the Funds. Among them, the Board recognized the opportunity to provide advisory services to additional funds and accounts and reputational benefits. The Board concluded that the benefits that may accrue to Brookfield and its affiliates by virtue of the advisory relationship to the Funds were fair and reasonable in light of the costs of providing investment advisory services to the Funds and the ongoing commitment of Brookfield to the Funds.
[1]
As of the date of the Meeting, the Brookfield Fund Complex was comprised of Brookfield Investment Funds (5 series of underlying portfolios), Brookfield Real Assets Income Fund, Inc. (NYSE: RA), Brookfield Infrastructure Income Fund Inc., Oaktree Diversified Income Fund Inc. and Oaktree Asset-Backed Income Fund Inc. (the “Brookfield Fund Complex”). Following the close of business on June 30, 2026, Brookfield Global Listed Real Estate Fund and Brookfield Next Generation Infrastructure Fund, each a series of Brookfield Investment Funds, were liquidated.

31

BROOKFIELD INVESTMENT FUNDS
BOARD CONSIDERATIONS RELATING TO THE APPROVAL OF THE RENEWAL OF THE INVESTMENT ADVISORY AGREEMENTS (Unaudited)(Continued)
Oaktree Emerging Markets Equity Fund (EME)
The Board of Trustees (the “Board,” the members of which are referred to as “Trustees”) of Brookfield Investment Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved the continuation of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of its series, Oaktree Emerging Markets Equity Fund (the “Fund”), and Oaktree Fund Advisors, LLC (the “Adviser” or “Oaktree”), for a successive one-year period at an in-person meeting held on May 20-21, 2026 (the “Meeting”).
In accordance with Section 15(c) of the 1940 Act, the Board requested, and Oaktree provided, materials relating to the Board’s consideration of whether to approve the continuation of the Advisory Agreement for the Fund. These materials included, among other things: (i) a summary of the services provided to the Fund by Oaktree; (ii) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third-party provider of mutual fund data, on fees and expenses of the Fund, as compared with a peer group and/or peer universe of funds, as applicable; (iii) information on the profitability of Oaktree; (iv) information about Oaktree’s general compliance policies and procedures and the services that it provides; (v) any “fall-out” benefits to Oaktree (i.e., ancillary benefits realized by Oaktree from its relationship with the Fund); (vi) information relating to economies of scale; (vii) information on Oaktree’s risk management processes; (viii) information regarding brokerage and soft dollar practices; and (ix) information about the key personnel of Oaktree who are involved in the investment management, administration, compliance and risk management activities with respect to the Fund, as well as current and projected staffing levels and compensation practices. In determining whether to approve the Advisory Agreement, the Board, including the Independent Trustees, considered a series of factors, to the extent applicable, including the role of Brookfield Public Securities Group LLC (“Brookfield”) as the Fund’s administrator.
In determining whether to approve the continuation of the Advisory Agreement, the Board, including the Independent Trustees, considered at the Meeting, and from time to time, as appropriate, factors that it deemed relevant. The following discusses the primary factors relevant to the Board’s decision.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES TO BE PROVIDED BY THE ADVISER. In considering the nature, extent and quality of the services provided by the Adviser to the Fund, the Board considered the responsibilities that the Adviser has to the Fund, including the provision of investment advisory services to the Fund, compliance with the Fund’s investment objectives and strategies, review of brokerage matters (including with respect to trade allocation and best execution), oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Fund. The Board also considered the Adviser’s risk assessment and monitoring process, and the Adviser’s current level of staffing and its overall resources, as well as information regarding its investment personnel who provide services to the Fund. The Board also considered the personnel responsible for providing advisory services to the Fund and other key personnel of Oaktree, in addition to the current and projected staffing levels and compensation practices. The Board concluded, based on the Trustees’ experience and interaction with Oaktree, that: (i) Oaktree would continue to be able to retain high-quality personnel; (ii) Oaktree has exhibited a high level of diligence and attention to detail in carrying out its advisory and other responsibilities under the Advisory Agreement; (iii) Oaktree and Brookfield have been responsive to requests of the Board; and (iv) Oaktree and Brookfield have kept the Board apprised of developments relating to the Fund and the industry in general. The Board also considered Oaktree’s investment process and philosophy, as well as its responsibilities that include the development and maintenance of an investment program for the Fund that is consistent with the Fund’s investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services.

32

BROOKFIELD INVESTMENT FUNDS
BOARD CONSIDERATIONS RELATING TO THE APPROVAL OF THE RENEWAL OF THE INVESTMENT ADVISORY AGREEMENTS (Unaudited)(Continued)
In addition, the Board observed that pursuant to an administration agreement with the Fund (the “Administration Agreement”), Brookfield, an indirect wholly-owned subsidiary of Brookfield Asset Management ULC, provides administrative services reasonably necessary for the Fund’s operations, other than those services that the Adviser provides to the Fund pursuant to the Advisory Agreement, including, among other services, the following: (i) preparing and coordinating reports and other materials to be supplied to the Board; (ii) preparing and/or supervising the preparation and filing with the applicable regulatory authority of all securities filings, periodic financial reports, prospectuses, statements of additional information, marketing materials, tax returns, shareholder reports and other regulatory reports and filings required of the Fund; (iii) supervising and monitoring the preparation of all required filings necessary to maintain the Fund’s qualification and/or registration to sell shares in all states where the Fund currently does, or intends to do business; (iv) coordinating the preparation, printing and mailing of all materials required to be sent to shareholders; (v) coordinating the preparation and payment of Fund-related expenses; (vi) monitoring and overseeing the activities of the Fund’s other service providers; (vii) reviewing and adjusting as necessary the Fund’s daily expense accruals; (viii) monitoring daily, monthly and periodic compliance with respect to the federal and state securities laws; (ix) sending periodic information (i.e., performance figures) to service organizations that track investment company information; and (x) performing such additional services as may be agreed upon by and among the Fund, Brookfield and Oaktree. The Board also noted that, although Brookfield does not receive any compensation from the Fund under the Administration Agreement, Brookfield may receive compensation for its administrative services to the Fund from the Adviser out of its management fees. The Board also observed that Brookfield is responsible for the coordination and oversight of the Fund’s third-party service providers. As a result, in addition to the quality of the advisory services provided by Oaktree pursuant to the Advisory Agreement, the Board also considered the quality of the administrative and other services provided by Brookfield to the Fund pursuant to the Administration Agreement. In connection with the administrative services provided by Brookfield, the Board analyzed the structure and duties of Brookfield’s fund administration and accounting, operations and its legal and compliance departments to determine whether they are adequate to meet the needs of the Fund.
The Board’s conclusion was based, in part, upon the following: (i) a comprehensive description of the investment advisory and other services provided to the Fund; (ii) a list of personnel who furnish such services and a description of their duties and qualifications; (iii) performance data with respect to the Fund, including comparable investment companies and accounts managed by Oaktree; (iv) standardized industry performance data with respect to comparable investment companies and the performance of appropriate recognized indices; (v) recent financial statements of Oaktree and its affiliates, and Brookfield Asset Management ULC and Brookfield Asset Management Ltd., the parent companies of Brookfield; (vi) Oaktree’s and Brookfield’s culture of compliance and their commitment to compliance generally, as well as their risk management processes and attention to regulatory matters; and (vii) Oaktree’s reputation and its experience serving as an investment adviser and the experience of the team of portfolio managers that manage the Fund, as well as its experience serving as an investment adviser to other investment fund and institutional clients. The Board also reviewed Oaktree’s compliance and regulatory history and noted that there were no material regulatory or compliance issues that would potentially prevent Oaktree from effectively serving as the investment adviser to the Fund. The Board concluded that the nature, extent and quality of the overall services provided under the Advisory Agreement, as well as the administrative services provided by Brookfield, were reasonable and appropriate in relation to the management fees and that the quality of services continues to be high.
THE PERFORMANCE OF THE FUND AND THE ADVISER. The Board, including the Independent Trustees, also considered the investment performance of the Fund. The Board noted that it regularly reviews the performance of the Fund throughout the year. The Board further noted that, while it monitors performance of the Fund closely, it generally attaches more importance to performance over relatively long periods of time, typically three to five years. The Board considered the investment performance of the Fund in view of its importance to shareholders. In connection with this review, the Board received information regarding the investment performance of the Fund as compared to a group of funds with investment classifications and/or objectives comparable to those of the Fund (“Peer Universe”)

33

BROOKFIELD INVESTMENT FUNDS
BOARD CONSIDERATIONS RELATING TO THE APPROVAL OF THE RENEWAL OF THE INVESTMENT ADVISORY AGREEMENTS (Unaudited)(Continued)
and to an appropriate index or combination of indices (the “Benchmark Index”), as well as a focused peer group identified by Brookfield (“Peer Group”). At the Meeting, management also discussed the methodologies used by Broadridge and Brookfield to select the funds included in the Peer Universe and Peer Group, respectively. The performance information was presented for the periods ended March 31, 2026. Class I performance relative to the median of the Fund’s Peer Universe and Peer Group is described below.
The Board acknowledged that the Fund commenced investment operations on June 3, 2021, noting that the Fund had less than five years of performance information available.
Oaktree Emerging Markets Equity Fund. The Board noted that the Fund’s performance was above the median of its Peer Universe for the one-year and since inception periods, and below the median of its Peer Universe for the three-year period. In addition, the Board further noted that the Fund outperformed its Benchmark Index for the one-year and since inception periods and underperformed its Benchmark Index for the three-year period. Finally, the Board considered that the Fund’s performance was above the median of its Peer Group for the quarter ended March 31, 2026.
THE COST OF THE ADVISORY SERVICES, AND THE PROFITABILITY TO THE ADVISER AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUND. The Board also received information regarding the management fees to be paid by the Fund to Oaktree pursuant to the Advisory Agreement. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services to be provided and any potential additional benefits to be received by Oaktree, Brookfield or their affiliates in connection with providing such services to the Fund.
To assist in analyzing the reasonableness of the management fees for the Fund, the Board received reports independently prepared by Broadridge. The reports showed comparative fee and expense information for the Fund’s expense group (“Expense Group”) and expense universe (“Expense Universe”), including rankings within each category, as determined by Broadridge, in collaboration with Brookfield. In considering the reasonableness of the management fees to be paid by the Fund to Oaktree, the Board was presented with a number of expense comparisons, including: (i) contractual and actual management fees; and (ii) actual total operating expenses. In considering the Fund’s total operating expenses, the Board also considered the level of fee waivers and expense reimbursements, as applicable, and the net expense caps contractually agreed upon by Oaktree with respect to the Fund. The Board acknowledged that it was difficult to make precise comparisons with other funds in the Expense Group and Expense Universe since the exact nature of services provided under the various fund agreements is often not apparent. The Board noted, however, that the comparative fee information provided by Broadridge as a whole was useful in assessing whether Oaktree was providing services at a cost that was competitive with other, similar funds. The Fund’s fee and expense rankings are discussed below relative to the median of the applicable expense grouping. In reviewing the expense rankings, the Board noted that a fund with fees and expenses that were below the median had fees and expenses that were less than the median fees and expenses of its peer group, while a fund with fees and expenses that were above the median had fees and expenses that were higher than the median fees and expenses of its peer group. The fund with the lowest expenses is ranked first and the fund with the highest expenses is ranked last within the applicable expense grouping.
Oaktree Emerging Markets Equity Fund. The Board noted that the Fund’s actual management fees were below the median of its Expense Group and below the median of its Expense Universe. The Board further noted that the Fund’s actual total expenses were below the median of its Expense Group and below the median of its Expense Universe.
The Board was also asked to consider the management fees received by Oaktree with respect to other funds and accounts with similar investment strategies to the Fund, which include institutional and separately managed accounts. In comparing these fees, the Board considered certain differences between these accounts and the Fund, including the broader and more extensive scope of services provided to the Fund in comparison to institutional or separately managed accounts; the greater financial,

34

BROOKFIELD INVESTMENT FUNDS
BOARD CONSIDERATIONS RELATING TO THE APPROVAL OF THE RENEWAL OF THE INVESTMENT ADVISORY AGREEMENTS (Unaudited)(Continued)
regulatory and reputational risks in managing the Fund; and the impact on Oaktree and expenses associated with the more extensive regulatory regime to which the Fund is subject as compared to institutional or separately managed accounts.
The Board also considered Oaktree’s profitability and the benefits Oaktree and its affiliates received from their relationship with the Fund. The Board noted that the Adviser had entered into a contractual expense limitation waiver for the Fund, in order to limit the Fund’s net operating expenses. The Board then reviewed financial information relating to Oaktree and its affiliates, including their financial condition and profitability. The Board also considered whether Oaktree had the financial resources necessary to continue to attract and retain high-quality investment management personnel and to provide high-quality services. Additionally, the Board considered the reasonableness of the management fees payable under the Advisory Agreement and took into account that the fees were consistent with management fees that Oaktree charged to comparable funds.
The Board concluded that Oaktree and Brookfield had the financial resources necessary to perform their obligations under the Advisory Agreement and the Administration Agreement, respectively, and to continue to provide the Fund with the high-quality services provided in the past. The Board also concluded that the management fees were reasonable in light of the factors discussed above.
THE EXTENT TO WHICH ECONOMIES OF SCALE WILL BE REALIZED AS THE FUND GROWS AND WHETHER FEE LEVELS REFLECT THOSE ECONOMIES OF SCALE. The Board, including the Independent Trustees, considered whether shareholders would benefit from economies of scale and whether there was potential for future realization of economies of scale with respect to the Fund. The Board considered that as a result of being part of the Brookfield Fund Complex,2 the constituent funds, including the Fund, share common resources and may share certain expenses, and if the size of the complex increases, the Fund could incur lower expenses than it otherwise would achieve as a stand-alone entity. The Board noted, however, that although shareholders might benefit from lower operating expenses as a result of an increasing amount of assets spread over the fixed expenses of the Fund, the Fund’s expense limitation agreement with the Adviser served to limit the Fund’s expenses until the Fund had the opportunity to grow its assets. The Board concluded that the management fee structure was reasonable in light of the factors discussed above.
OTHER FACTORS. In consideration of the Advisory Agreement, the Board also received information regarding Oaktree’s brokerage and soft dollar practices. The Board noted that, although Oaktree currently does not have any soft dollar arrangements in place, it follows the soft dollar practices and recordkeeping rules as promulgated under Section 28(e) of the Securities Exchange Act of 1934, as amended, and Rule 204-2 under the Investment Advisers Act of 1940, as amended. The Board considered that Oaktree is responsible for decisions to buy and sell securities for the Fund, selection of broker-dealers and negotiation of commission rates. The Board noted that it receives reports from Brookfield that include information on brokerage commissions and execution throughout the year. The Board then considered other benefits that may be realized by Oaktree from its relationship with both Brookfield and the Fund. Among them, the Board recognized the opportunity to provide advisory services to additional funds and accounts and the reputational benefits. The Board also considered that Oaktree and Brookfield manage their investment operations independently of each other subject to an information barrier between the firms. The Board concluded that the benefits that may accrue to the Adviser by virtue of the Adviser’s relationship to the Fund were fair and reasonable in light of the costs of providing investment advisory services to the Fund and the ongoing commitment of Brookfield and Oaktree to the Fund.
[2]
As of the date of the Meeting, the Brookfield Fund Complex was comprised of Brookfield Investment Funds (5 series of underlying portfolios), Brookfield Real Assets Income Fund, Inc. (NYSE: RA), Brookfield Infrastructure Income Fund Inc., Oaktree Diversified Income Fund Inc. and Oaktree Asset-Backed Income Fund Inc. (the “Brookfield Fund Complex”). Following the close of business on June 30, 2026, Brookfield Global Listed Real Estate Fund and Brookfield Next Generation Infrastructure Fund, each a series of Brookfield Investment Funds, were liquidated.

35

BROOKFIELD INVESTMENT FUNDS
ADDITIONAL INFORMATION (Unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Management Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Refer to information provided within financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Refer to information provided within financial statements.

36

Contact Us

privatewealth.brookfield.com

privatewealth@brookfield.com

Follow us on LinkedIn

© 2026 Brookfield

Brookfield

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included as part of the material filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included as part of the material filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Brookfield Investment Funds

By (Signature and Title)	/s/ Brian F. Hurley
Brian F. Hurley, Principal Executive Officer

Date	September 3, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Brian F. Hurley
Brian F. Hurley, Principal Executive Officer

Date	September 3, 2026

By (Signature and Title)	/s/ Casey P. Tushaus
Casey P. Tushaus, Principal Financial Officer

Date	September 3, 2026